DoubleLine Flexible Income Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 6.9%
1,250,000	Affirm Asset Securitization Trust, Series 2020-A-C	6.23	% (a)	02/18/2025	1,258,628
5,000,000	Affirm Asset Securitization Trust, Series 2021-B-D	2.54	% (a)	08/17/2026	4,969,509
650,000	Amur Equipment Finance Receivables LLC, Series 2021-1A-E	4.13	% (a)	03/20/2028	643,213
513,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A-C	3.77	% (a)	03/15/2027	511,137
2,010,938	CAL Funding IV Ltd., Series 2020-1A-A	2.22	% (a)	09/25/2045	2,007,684
1,340,625	CAL Funding IV Ltd., Series 2020-1A-B	3.50	% (a)	09/25/2045	1,350,031
2,711,720	Castlelake Aircraft Securitization Trust, Series 2018-1-B	5.30	% (a)	06/15/2043	2,556,859
2,769,010	Castlelake Aircraft Securitization Trust, Series 2019-1A-C	6.90	% (a)(n)	04/15/2039	2,179,571
1,751,283	Diamond Resorts Owner Trust, Series 2021-1A-D	3.83	% (a)	11/21/2033	1,754,492
6,250,000	ExteNet Issuer LLC, Series 2019-1A-C	5.22	% (a)	07/26/2049	6,403,715
1,622,465	GAIA Aviation Ltd., Series 2019-1-C	7.00	% (a)(m)(n)	12/15/2044	1,275,765
2,028,338	Horizon Aircraft Finance Ltd., Series 2019-1-C	6.90	% (a)(n)	07/15/2039	1,610,273
5,096,154	Jersey Mike’s Funding, Series 2019-1A-A2	4.43	% (a)	02/15/2050	5,374,114
1,930,000	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85	% (a)	07/30/2047	2,041,923
1,134,247	JOL Air Ltd., Series 2019-1-B	4.95	% (a)	04/15/2044	1,059,542
1,357,659	Loanpal Solar Loan Ltd., Series 2021-1GS-C	3.50	% (a)	01/20/2048	1,328,019
3,881,758	Lunar Structured Aircraft Portfolio Notes, Series 2021-1-C	5.68	% (a)(n)	10/15/2046	3,894,929
2,439,569	Mosaic Solar Loan Trust, Series 2018-1A-C	0.00	% (a)(b)	06/22/2043	2,320,749
851,805	Mosaic Solar Loan Trust, Series 2020-1A-C	4.47	% (a)	04/20/2046	861,854
1,393,000	Neighborly Issuer LLC, Series 2021-1A-A2	3.58	% (a)	04/30/2051	1,404,741
5,500,000	Pagaya AI Debt Selection Trust, Series 2021-3-C	3.27	% (a)	05/15/2029	5,427,059
1,350,000	Pagaya AI Debt Selection Trust, Series 2021-5-CERT	0.00	% (a)(n)(o)	08/15/2029	2,095,199
4,951,517	Regional Ltd., Series 2021-1A-A	5.75%		04/15/2041	4,908,592
500,000	SoFi Consumer Loan Program LLC, Series 2019-3-C	3.35	% (a)	05/25/2028	505,891
92,000	SoFi Professional Loan Program, Series 2018-C-R1	0.00	% (a)(n)(o)	01/25/2048	1,900,246
2,644,091	Textainer Marine Containers Ltd., Series 2020-2A-A	2.10	% (a)	09/20/2045	2,633,745
2,203,335	Textainer Marine Containers Ltd., Series 2020-2A-B	3.34	% (a)	09/20/2045	2,213,823
1,750,000	Upstart Securitization Trust, Series 2021-3-C	3.28	% (a)	07/20/2031	1,735,335
4,836,000	US Auto Funding LLC, Series 2019-1A-D	8.06	% (a)	11/15/2025	4,961,715
4,709,280	Vivint Solar Financing LLC, Series 2018-1A-A	4.73	% (a)	04/30/2048	5,028,463
9,174,038	Wave LLC, Series 2019-1-C	6.41	% (a)(n)	09/15/2044	7,412,035
1,203,917	Willis Engine Structured Trust, Series 2018-A-A	4.75	% (a)(m)	09/15/2043	1,192,736
3,602,962	Zephyrus Capital Aviation Partners Ltd., Series 2018-1-A	4.61	% (a)	10/15/2038	3,548,291

Total Asset Backed Obligations (Cost $90,814,785)					88,369,878

Bank Loans - 9.7%
295,477	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.84%		11/19/2026	291,969
225,000	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		04/20/2028	233,538
568,072	Access CIG LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	4.65%		02/27/2025	565,283

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
190,000	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.50% Floor)	4.75%	02/16/2027	190,238
172,368	Acrisure LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.63%	02/16/2027	170,731
115,104	Acuris Finance US, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%	02/16/2028	115,659
703,238	ADMI Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%	12/23/2027	703,072
74,813	Aegion Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%	05/17/2028	75,249
378,241	Agiliti Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.88%	01/05/2026	376,822
596,778	AI Aqua Merger Sub, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%	07/31/2028	599,174
235,000	Air Canada, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%	08/11/2028	235,126
137,100	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%	04/22/2024	130,588
709,638	AlixPartners, LLP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	3.25%	02/04/2028	707,356
261,466	Alliance Laundry Systems LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%	10/08/2027	261,941
400,117	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%	05/09/2025	396,832
504,361	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%	05/12/2028	503,355
658,613	Almonde, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%	06/13/2024	656,555
60,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%	06/16/2025	60,007
691,525	Alpha 3 B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 0.50% Floor)	3.00%	03/17/2028	691,069
344,739	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%	08/17/2028	344,739
465,566	Amentum Government Services Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%	02/01/2027	459,602
153,450	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%	01/29/2027	144,818
73,853	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.11%	12/15/2023	72,519
74,250	American Residential Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%	10/15/2027	74,343
225,000	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.25%, 0.75% Floor)	7.00%	10/20/2028	226,848
532,325	American Trailer World Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%	03/03/2028	531,327
363,043	AmWINS Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.75% Floor)	3.00%	02/22/2028	360,812
449,635	Applied Systems, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.50% Floor)	3.50%	09/19/2024	449,972
165,000	APX Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%	07/10/2028	164,965
787,325	Arches Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%	12/06/2027	783,097

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
144,885	Arctic Glacier USA, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		03/20/2024	137,136
210,344	Artera Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		03/06/2025	204,244
243,775	Artera Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		03/06/2025	236,691
750,000	Ascend Learning LLC, Senior Secured First Lien	4.00	% (c)	12/10/2028	749,846
120,000	Ascend Learning LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.75%, 0.50% Floor)	6.25%		12/10/2029	120,750
696,163	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		02/12/2027	691,861
810,000	Astra Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.50% Floor)	5.75%		10/25/2028	797,178
20,584	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.09%		11/04/2024	20,516
277,200	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		12/23/2026	275,699
342,910	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		07/30/2027	341,238
50,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	5.35%		01/31/2028	50,219
525,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	5.35%		01/19/2029	523,525
243,658	Athenahealth, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.35%		02/11/2026	243,993
353,225	Atlas Purchaser, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.75% Floor)	6.00%		05/08/2028	348,810
57,344	Avantor Funding, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.50% Floor)	2.50%		11/21/2024	57,362
143,914	Avantor Funding, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%		11/08/2027	144,019
255,000	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.11%		12/15/2027	255,208
147,992	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.36%		12/15/2027	148,625
149,057	Aveanna Healthcare LLC, Senior Secured First Lien	4.25	% (c)	07/15/2028	148,604
639,990	Aveanna Healthcare LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		07/17/2028	638,048
430,000	Aveanna Healthcare LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.50% Floor)	7.50%		12/10/2029	429,463
698,956	Azalea TopCo, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.63%		07/24/2026	696,772
825,000	Bally’s Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		10/02/2028	826,431
86,538	Bausch Health Companies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		06/02/2025	86,246
340,855	Blackhawk Network Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		06/16/2025	339,173
761,175	Blackstone CQP Holdco LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		06/05/2028	760,380
291,657	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	3.88%		10/02/2025	290,199

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
199,180	Brand Industrial Services, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%	06/21/2024	195,307
248,284	Bright Bidco B.V., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%	06/28/2024	192,408
699,699	Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	3.25%	08/01/2025	695,470
652,317	Brown Group Holding LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 0.50% Floor)	3.00%	06/07/2028	651,910
128,700	Cablevision Lightpath LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%	11/30/2027	128,684
775,026	Caesars Resort Collection LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%	07/21/2025	776,576
48,875	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%	08/12/2026	48,335
336,797	Camelot U.S. Acquisition 1 Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%	10/30/2026	334,902
74,250	Camelot U.S. Acquisition 1 Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%	10/30/2026	74,296
83,725	Carnival Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%	06/30/2025	83,202
595,000	Carnival Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%	10/18/2028	591,034
649,747	Castle US Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	3.97%	01/29/2027	644,874
643,388	Cengage Learning, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%	07/14/2026	645,967
369,758	Change Healthcare Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%	03/01/2024	369,810
198,000	Charter Next Generation, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%	12/01/2027	198,665
359,100	CHG Healthcare Services, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%	09/29/2028	359,594
435,000	CHG PPC Parent LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.50% Floor)	3.50%	11/17/2028	434,184
280,000	Cincinnati Bell, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	3.75%	11/22/2028	280,315
753,360	Clarios Global LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%	04/30/2026	750,441
116,034	Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.63%	08/21/2026	114,596
288,887	ClubCorp Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	2.97%	09/18/2024	278,816
779,336	CNT Holdings I Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%	11/08/2027	780,798
24,360	Columbus McKinnon Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	3.25%	05/15/2028	24,420
267,204	Compass Power Generation LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%	12/20/2024	266,536
139,650	Conair Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%	05/17/2028	139,887
88,425	Connect U.S. Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%	12/11/2026	88,543
138,250	Conservice Midco LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	4.47%	05/13/2027	138,178

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
392,664	Constant Contact, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%	02/10/2028	392,910
693,263	Corelogic, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%	06/02/2028	693,609
399,130	Cornerstone Building Brands, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%	04/12/2028	399,006
465,000	Cornerstone OnDemand, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%	10/16/2028	464,251
162,805	Covanta Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	3.00%	11/30/2028	163,171
12,195	Covanta Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	3.00%	11/30/2028	12,223
705,057	CP Atlas Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%	11/23/2027	702,942
248,564	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.36%	07/17/2025	245,146
274,485	Cvent, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%	11/29/2024	274,398
106,042	Cyanco Intermediate 2 Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%	03/17/2025	105,061
361,045	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%	05/01/2024	358,047
702,709	DCert Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%	10/16/2026	702,270
260,000	DCert Buyer, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	7.10%	02/19/2029	261,083
438,671	Deerfield Dakota Holding LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%	04/09/2027	439,734
420,000	Delta 2 (Lux) SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%	02/01/2024	420,174
652,885	Delta Topco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%	12/01/2027	654,403
75,000	Delta Topco, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 0.75% Floor)	8.00%	12/01/2028	75,726
56,000	DexKo Global, Inc., Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%	10/04/2028	55,891
294,000	DexKo Global, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%	10/04/2028	293,427
691,849	DG Investment Intermediate Holdings 2, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%	03/31/2028	692,499
45,000	DG Investment Intermediate Holdings 2, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.75% Floor)	7.50%	03/19/2029	45,112
625,000	Diamond (BC) B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.50% Floor)	3.50%	09/29/2028	623,875
122,570	Diamond Sports Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.36%	08/24/2026	57,574
514,717	DIRECTV Financing LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	5.75%	08/02/2027	515,855
	DT Midstream, Inc., Senior Secured First Lien Term Loan
12,935	(3 Month LIBOR USD + 2.00%, 0.50% Floor)	2.50%	06/26/2028	12,976
116,415	(6 Month LIBOR USD + 2.00%, 0.50% Floor)	2.50%	06/26/2028	116,789

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
76,961	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.72%		04/06/2026	75,093
143,148	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.72%		04/06/2026	139,672
234,412	E2Open LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%		02/04/2028	234,998
495,000	EAB Global, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%		08/16/2028	492,938
280,000	Echo Global Logistics, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		11/23/2028	279,335
109,454	EG America LLC, Senior Secured First Lien Delayed-Draw Term Loan (3 Month LIBOR USD + 4.25%, 0.50% Floor)	4.75%		03/31/2026	110,343
186,772	EG Group Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.22%		02/06/2025	186,318
215,000	Eisner Advisory Group LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.75% Floor)	6.00%		07/28/2028	215,537
134,570	Endo Luxembourg Finance Company I SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	5.75%		03/27/2028	131,231
412,925	Endurance International Group, Inc., The, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		02/10/2028	410,022
173,688	Energizer Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%		12/22/2027	173,525
307,057	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		10/10/2025	248,045
19,849	eResearchTechnology, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		02/04/2027	19,941
134,663	Everi Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	3.00%		08/03/2028	134,626
687,274	EW Scripps Company, The, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.56%, 0.75% Floor)	3.31%		05/01/2026	687,329
496,718	Excelitas Technologies Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/02/2024	499,201
141,737	Exgen Renewables IV LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		12/15/2027	141,969
299,343	Filtration Group Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		03/31/2025	297,239
295,000	FINThrive Software Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		11/17/2028	295,460
187,311	First Advantage Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		01/29/2027	186,759
132,108	First Student Bidco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.50% Floor)	3.50%		07/21/2028	131,723
357,892	First Student Bidco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.50% Floor)	3.50%		07/21/2028	356,849
182,000	Flex Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	3.13%		06/30/2025	180,625
440,736	Flexera Software LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		03/03/2028	441,593
108,715	Foresight Energy LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 8.00%, 1.50% Floor)	9.50	% (n)	06/30/2027	108,715
94,848	Forterra Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		10/25/2023	94,926

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
290,000	Freeport LNG Investments, LLLP, Senior Secured First Lien Term Loan (4 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%		12/21/2028	287,599
455,000	Garda World Security Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.36%		10/30/2026	454,954
648,623	Gemini HDPE LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.50% Floor)	3.50%		12/31/2027	648,824
79,800	Geon Performance Solutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		08/18/2028	80,598
250,126	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.63%		02/19/2026	250,804
689,774	GFL Environmental, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.50% Floor)	3.50%		05/30/2025	692,361
200,000	GIP II Blue Holding LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		09/29/2028	199,875
149,614	Global Medical Response, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		03/14/2025	149,267
232,650	Global Medical Response, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		10/02/2025	232,010
522,375	Gogo Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		04/28/2028	522,981
285,296	Golden Nugget, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 0.75% Floor)	3.70%		10/04/2023	283,998
363,964	GoodRX, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		10/10/2025	362,955
387,523	Grab Holdings, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		01/29/2026	389,621
462,741	Graham Packaging Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%		08/04/2027	462,088
	Granite US Holdings Corporation, Senior Secured First Lien Term Loan
419,190	(3 Month LIBOR USD + 4.00%)	4.13%		09/30/2026	419,713
51,810	(3 Month LIBOR USD + 4.00%)	4.22%		09/30/2026	51,875
601,856	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.60%		01/02/2026	598,155
326,706	Great Outdoors Group LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		03/06/2028	327,489
456,089	Greeneden U.S. Holdings II LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		12/01/2027	458,228
69,354	Greystone Select Financial LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.00%, 0.75% Floor)	5.75%		06/16/2028	69,874
329,175	Grinding Media, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		10/12/2028	329,381
204,199	Groupe Solmax, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		05/29/2028	204,455
45,969	GTT Communications, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	4.88	% (f)	06/02/2025	41,361
97,370	Gulf Finance LLC, Senior Secured First Lien	7.75	% (c)	08/25/2026	91,315
272,250	Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	3.25%		10/19/2027	272,028
283,575	Hayward Industries, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	3.00%		05/29/2028	282,689

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
696,500	Heartland Dental LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%	04/30/2025	696,354
368,714	Helios Software Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%)	3.97%	03/13/2028	367,024
170,625	Hexion, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.64%	07/01/2026	170,892
586,288	H-Food Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.69%)	3.79%	05/23/2025	583,356
250,000	Hightower Holding LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%	04/21/2028	250,182
183,613	Horizon Therapeutics USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%, 0.50% Floor)	2.25%	03/15/2028	183,235
185,671	Houston Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%	07/21/2025	181,184
340,114	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%	07/01/2024	341,815
128,959	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%, 0.75% Floor)	7.00%	07/07/2025	130,313
210,530	ICON Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%	07/03/2028	210,865
135,769	IHeartCommunications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%	05/01/2026	135,018
75,000	Ineos US Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	3.00%	11/06/2028	74,750
358,200	Ingram Micro, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%	06/30/2028	358,782
39,016	Intelsat Jackson Holdings S.A., Senior Secured First Lien Delayed-Draw Term Loan (3 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%	07/13/2022	39,077
227,473	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (Prime Rate + 4.75%, 1.00% Floor)	8.00%	11/27/2023	227,519
432,825	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%)	4.97%	03/31/2028	434,509
188,100	IRB Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%	12/15/2027	188,364
691,014	IRI Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.35%	12/01/2025	692,136
591,180	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%	01/02/2026	583,297
373,611	Ivanti Software, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 0.75% Floor)	5.00%	12/01/2027	374,661
447,750	Jazz Pharmaceuticals, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%	05/05/2028	449,962
394,013	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%	07/07/2028	390,689
210,799	KBR, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%	02/05/2027	211,150
521,646	Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%	03/24/2026	520,957
313,600	Kestrel Bidco, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%	12/11/2026	305,351
125,000	KKR Apple Bidco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.50% Floor)	3.50%	09/22/2028	124,774
277,626	Kleopatra Finco SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.50% Floor)	5.25%	02/12/2026	271,032

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
210,000	Kraton Corporation, Senior Secured First Lien	3.75	% (c)	11/18/2028	210,395
520,345	Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		12/22/2026	506,444
527,860	LBM Acquisition LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		12/17/2027	523,943
21,349	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.00%)	1.09%		06/30/2025	9,643
694,750	Leslie’s Poolmart, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 0.50% Floor)	3.00%		03/09/2028	693,326
104,103	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.35%		03/24/2025	103,539
393,945	LogMeIn, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.86%		08/31/2027	392,302
266,817	Lucid Energy Group II Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.75% Floor)	5.00%		11/22/2028	264,015
400,520	Lummus Technology Holdings V LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		06/30/2027	398,714
731,325	Madison IAQ LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		06/21/2028	731,628
58,933	Maravai Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		10/19/2027	59,265
781,075	Mavis Tire Express Services Topco Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		05/04/2028	782,786
691,562	MED ParentCo LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.35%		08/31/2026	691,752
300,591	Messer Industries GMBH, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	2.72%		03/02/2026	298,683
100,000	MIC Glen LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%		07/21/2028	99,492
144,275	Michaels Companies, Inc., The, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 0.75% Floor)	5.00%		04/14/2028	143,219
703,781	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		10/01/2027	706,508
149,950	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		06/21/2027	158,535
579,144	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.84%		03/27/2026	576,972
334,330	Mirion Technologies (US), Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.75%, 0.50% Floor)	3.25%		10/20/2028	334,091
533,304	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		05/14/2026	531,104
1,050,000	Mitchell International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		10/16/2028	1,045,406
55,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%, 0.50% Floor)	7.00%		10/15/2029	55,454
61,169	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.60%		11/28/2025	59,264
355,000	Monogram Food Solutions LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		08/28/2028	355,000
99,626	Motion Acquisition Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.38%		11/12/2026	97,678
13,094	Motion Acquisition Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.47%		11/12/2026	12,838

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
660,000	Mozart Debt Merger Sub, Inc., Senior Secured First Lien Term Loan	3.75	% (c)	10/21/2028	660,597
121,254	Nascar Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.60%		10/19/2026	121,235
520,972	Natgasoline LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.63%		11/14/2025	517,716
59,041	National Intergovernmental Purchasing Alliance Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.72%		05/23/2025	58,771
117,300	NCR Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	2.63%		08/28/2026	116,421
200,000	NEP Group, Inc., Senior Secured First Lien	3.37	% (c)	10/20/2025	196,416
16,561	New Frontera Holdings LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 1.50%, 1.00% Floor)	2.50%		07/28/2028	9,398
813,395	Numericable U.S. LLC, Senior Secured First Lien Term Loan (2 Month LIBOR USD + 4.00%)	4.12%		08/14/2026	810,548
270,000	Olympus Water US Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		11/09/2028	269,494
900,000	OneDigital Borrower LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	4.75%		11/16/2027	899,438
429,054	Organon & Company, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 0.50% Floor)	3.50%		06/02/2028	430,082
694,898	Ortho-Clinical Diagnostics, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.08%		06/30/2025	695,326
260,000	Oryx Midstream Services Permian Basin LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		10/05/2028	258,680
58,222	Osmosis Buyer Limited, Senior Secured First Lien	4.50	% (c)	07/30/2028	58,456
97,000	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.47%		10/24/2025	96,103
779,610	Packaging Coordinators Midco, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		11/30/2027	780,585
580,660	Packers Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		03/06/2028	577,756
492,233	PAI HoldCo, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		10/28/2027	492,644
203,975	Park River Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		12/28/2027	202,381
696,810	Pathway Vet Alliance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		03/31/2027	695,503
101,130	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.60%		05/29/2026	100,838
650,000	PECF USS Intermediate Holding III Corporation, Senior Secured First Lien	4.75	% (c)	12/17/2028	651,511
785,132	Peraton Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		02/01/2028	786,812
426,775	Petco Health and Wellness Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		03/03/2028	426,807
209,475	PetSmart, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		02/11/2028	210,065
293,880	PetVet Care Centers LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		02/14/2025	294,210
339,825	PG&E Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.50% Floor)	3.50%		06/23/2025	336,852
704,675	Phoenix Guarantor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		03/05/2026	702,737

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
515,000	Phoenix Newco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%		11/15/2028	515,711
524,822	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		03/03/2025	522,032
470,141	Playa Resorts Holding B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		04/29/2024	458,925
272,938	Playtika Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		03/13/2028	272,198
467,875	PODS LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%		03/31/2028	466,867
94,288	PointClickCare Technologies, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%		12/29/2027	94,327
389,772	Polar US Borrower LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	4.87%		10/15/2025	390,503
778,050	Polaris Newco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		06/02/2028	778,980
74,625	PQ Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	3.25%		06/09/2028	74,672
52,454	PRA Health Sciences, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%		07/03/2028	52,537
150,500	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.85%		03/11/2026	145,902
269,500	Pregis Topco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%		07/31/2026	269,051
300,000	Pretium PKG Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		10/02/2028	299,832
65,000	Pretium PKG Holdings, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%, 0.50% Floor)	7.25%		09/21/2029	64,959
935,005	Prime Security Services Borrower LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.75%, 0.75% Floor)	3.50%		09/23/2026	935,216
418,581	Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.11%		04/26/2024	419,759
661,403	Prometric Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		01/29/2025	654,376
700,000	Proofpoint, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		08/31/2028	698,197
211,478	Pug LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		02/12/2027	207,512
580,000	QUIKRETE Holdings, Inc., Senior Secured First Lien	3.10	% (c)	06/11/2028	579,556
446,625	Rackspace Technology Global, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.75% Floor)	3.50%		02/15/2028	443,876
668,774	Radiate Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		09/25/2026	667,383
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
203,352	(1 Month LIBOR USD + 4.25%)	4.33%		07/09/2025	200,783
312,850	(1 Month LIBOR USD + 4.25%)	4.35%		07/09/2025	308,897
265,922	(1 Month LIBOR USD + 4.25%)	4.36%		07/09/2025	262,563
701,475	RadNet Management, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%		04/24/2028	702,352
698,250	RealPage, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		04/24/2028	697,052

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
279,300	Red Planet Borrower LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%	10/02/2028	278,183
254,363	Redstone Holdco 2 LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%	04/27/2028	243,711
308,046	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%	11/14/2025	308,199
338,346	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%	05/30/2025	335,597
115,000	Renaissance Holding Corporation, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	7.09%	05/29/2026	115,647
124,063	Rent-A-Center, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%	02/17/2028	124,141
29,538	Rentpath, Inc., Senior Secured First Lien Term Loan (Prime Rate + 3.75%)	7.00%	04/20/2022	7,532
124,887	Reynolds Consumer Products LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%	02/04/2027	124,385
113,231	Sabre GLBL, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%	02/22/2024	110,740
95,892	Sabre GLBL, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%	12/17/2027	94,813
152,858	Sabre GLBL, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%	12/17/2027	151,138
338,300	Savage Enterprises LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%	09/15/2028	338,432
275,703	Scientific Games International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%	08/14/2024	275,144
282,392	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%	11/01/2024	275,333
239,921	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%	12/31/2025	238,347
456,489	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%	09/03/2026	456,646
700,021	Severin Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%	08/01/2025	697,616
267,516	Sinclair Television Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.61%	09/30/2026	261,497
203,575	Six Flags Theme Parks, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.86%	04/17/2026	199,971
95,000	Skillsoft Finance II, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%	07/14/2028	95,554
145,000	SkyMiles IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%	10/20/2027	153,700
	SMG US Midco 2, Inc., Senior Secured First Lien Term Loan
89,370	(1 Month LIBOR USD + 2.50%)	2.60%	01/23/2025	87,099
218,803	(3 Month LIBOR USD + 2.50%)	2.63%	01/23/2025	213,242
214,961	SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%	02/05/2024	212,323
415,808	Sophia LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	4.25%	10/07/2027	416,172
710,000	Sotera Health Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	3.25%	12/11/2026	708,335

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
475,714	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%	06/27/2025	475,269
755,974	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%	10/01/2027	758,336
338,300	Spin Holdco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%	03/06/2028	339,804
698,250	SRS Distribution, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%	06/02/2028	697,719
243,892	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	5.13%	04/16/2026	236,244
263,426	Starfruit US Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%	10/01/2025	262,850
	Stars Group Holdings B.V., Senior Secured First Lien Term Loan
79,339	(3 Month LIBOR USD + 2.25%)	2.38%	07/22/2026	79,156
82,578	(3 Month LIBOR USD + 2.25%)	2.47%	07/23/2026	82,387
465,483	Sunshine Luxembourg VII SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%	10/01/2026	467,859
418,628	Surf Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.69%	03/05/2027	416,011
410,000	Sweetwater Borrower LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%	08/07/2028	411,025
780,000	SWF Holdings I Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%	10/06/2028	774,637
	TAMKO Building Products LLC, Senior Secured First Lien Term Loan
156,516	(1 Month LIBOR USD + 3.00%)	3.10%	05/29/2026	155,994
162,904	(2 Month LIBOR USD + 3.00%)	3.14%	05/29/2026	162,361
180,932	Team Health Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%	02/06/2024	173,513
149,250	Tecta America Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.75% Floor)	5.00%	04/06/2028	149,530
178,999	Telesat Canada, Senior Secured First Lien Term Loan (2 Month LIBOR USD + 2.75%)	2.90%	12/07/2026	158,861
394,000	Tempo Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%	11/02/2026	394,985
350,783	Terrier Media Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%	12/17/2026	349,599
101,571	TGP Holdings III LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%	06/29/2028	101,275
460,161	The Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%	02/06/2026	458,847
441,059	The Edelman Financial Engines Centre LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%	04/07/2028	441,363
225,000	The Edelman Financial Engines Centre LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	6.85%	07/20/2026	226,289
9,495	The Hillman Group, Inc., Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	3.25%	07/14/2028	9,475
495,530	The Hillman Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	3.25%	07/14/2028	494,477
702,895	TIBCO Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%	06/30/2026	698,502

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
35,000	TIBCO Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.35%		03/03/2028	35,182
463,838	Tiger Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		06/01/2028	461,602
284,956	Titan Acquisition Limited, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%)	3.35%		03/28/2025	280,702
270,000	Trans Union LLC, Senior Secured First Lien	2.75	% (c)	12/01/2028	269,662
164,678	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%		01/25/2024	151,076
202,720	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.50%, 1.00% Floor)	2.50%		02/28/2025	208,941
59,395	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	5.22%		05/29/2026	49,624
215,265	Traverse Midstream Partners LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	5.25%		09/27/2024	214,727
701,688	TricorBraun Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		03/03/2028	697,593
4,245	Trident TPI Holdings, Inc., Senior Secured First Lien Delayed-Draw Term Loan (3 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		09/15/2028	4,248
338,606	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		10/17/2024	339,109
74,255	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		09/15/2028	74,313
701,633	Triton Water Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%		03/31/2028	695,055
104,213	Truck Hero, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		01/31/2028	103,863
282,819	U.S. Silica Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		05/01/2025	277,163
698,634	Uber Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		04/04/2025	699,895
364,641	UFC Holdings LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.75%, 0.75% Floor)	3.50%		04/29/2026	363,664
929,411	UKG, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		05/04/2026	926,117
76,250	UKG, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		05/04/2026	76,124
95,000	UKG, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.50% Floor)	5.75%		05/03/2027	95,574
106,105	Ultra Clean Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		08/27/2025	106,370
646,331	United Airlines, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		04/21/2028	650,112
576,066	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		10/22/2025	576,947
78,400	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%		07/01/2026	78,309
786,780	Upstream Newco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.35%		11/20/2026	788,869
581,613	US Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%		09/14/2026	575,980
616,939	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		10/28/2024	606,528

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
467,524	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%		08/27/2025	467,991
	Vertical Midco GMBH, Senior Secured First Lien Term Loan
315,823	(3 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%		07/30/2027	316,437
89,078	(6 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%		07/30/2027	89,251
204,488	Viad Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 0.50% Floor)	5.50%		07/31/2028	204,361
249,375	Victoria’s Secret & Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		08/02/2028	249,220
140,000	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.36%		01/31/2029	140,143
398,528	VS Buyer LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		02/26/2027	397,532
352,309	VT Topco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		08/01/2025	352,382
505,000	W.R. Grace Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		09/22/2028	506,515
	Wand NewCo 3, Inc., Senior Secured First Lien Term Loan
187,033	(1 Month LIBOR USD + 3.00%)	3.18%		02/05/2026	184,657
129,972	(3 Month LIBOR USD + 3.00%)	3.18%		02/05/2026	128,320
123,734	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.75%, 1.00% Floor)	6.75%		06/22/2026	120,873
518,828	Waterlogic Holdings Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	4.97%		08/04/2028	520,125
355,000	Whatabrands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		08/03/2028	354,253
319,200	Wheel Pros, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		05/11/2028	319,141
308,450	WIN Waste Innovations Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	3.25%		03/24/2028	308,373
655,000	WWEX UNI TopCo Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 0.75% Floor)	5.00%		07/26/2028	657,591
589,441	Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.09%		03/09/2027	582,503
186,290	Zebra Buyer LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		11/01/2028	186,989
64,000	Zelis Cost Management Buyer, Inc., Senior Secured First Lien	3.60	% (c)	09/30/2026	63,740
175,557	Zelis Cost Management Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		09/30/2026	174,844
429,064	Zelis Cost Management Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		09/30/2026	426,798
235,000	Ziggo Financing Partnership, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.61%		04/28/2028	232,797

Total Bank Loans (Cost $125,281,226)					125,516,946

Collateralized Loan Obligations - 19.4%
2,000,000	AIMCO, Series 2021-15A-D (3 Month LIBOR USD + 2.90%, 2.90% Floor)	2.99	% (a)	10/17/2034	1,997,964
2,000,000	Apidos Ltd., Series 2013-12A-DR (3 Month LIBOR USD + 2.60%)	2.72	% (a)	04/15/2031	1,887,130
1,500,000	Apidos Ltd., Series 2015-21A-CR (3 Month LIBOR USD + 2.45%, 2.45% Floor)	2.57	% (a)	07/18/2027	1,501,498

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,500,000	Apidos Ltd., Series 2018-29A-C (3 Month LIBOR USD + 2.75%)	2.87	% (a)	07/25/2030	2,406,128
2,500,000	Atrium Corporation, Series 13A-D (3 Month LIBOR USD + 2.70%)	2.82	% (a)	11/21/2030	2,445,321
1,000,000	Atrium Corporation, Series 14A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	3.07	% (a)	08/23/2030	993,767
3,000,000	Atrium Corporation, Series 9A-DR (3 Month LIBOR USD + 3.60%)	3.78	% (a)	05/28/2030	2,998,486
1,500,000	Babson Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	3.08	% (a)	10/20/2030	1,481,506
1,737,500	Babson Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 6.45%)	6.58	% (a)	10/20/2030	1,699,050
500,000	Bain Capital Credit Ltd., Series 2017-2A-DR2 (3 Month LIBOR USD + 3.10%, 3.10% Floor)	3.22	% (a)	07/25/2034	499,412
1,250,000	Bain Capital Credit Ltd., Series 2021-7A-D (3 Month LIBOR USD + 3.25%, 3.25% Floor)	3.62	% (a)	01/22/2035	1,248,243
4,000,000	Barings Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.90%)	3.03	% (a)	07/20/2029	3,857,821
2,000,000	Barings Ltd., Series 2019-2A-CR (3 Month LIBOR USD + 3.40%, 3.40% Floor)	3.52	% (a)	04/15/2036	2,005,884
2,000,000	Barings Ltd., Series 2020-1A-DR (3 Month LIBOR USD + 3.20%, 3.20% Floor)	3.32	% (a)	10/15/2036	1,997,658
1,000,000	Barings Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.30%, 6.30% Floor)	6.42	% (a)	04/25/2034	995,662
3,770,000	BlueMountain Ltd., Series 2013-2A-DR (3 Month LIBOR USD + 2.90%)	3.03	% (a)	10/22/2030	3,621,678
1,750,000	BlueMountain Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.75%, 2.75% Floor)	2.87	% (a)	07/18/2027	1,747,986
500,000	BlueMountain Ltd., Series 2015-3A-CR (3 Month LIBOR USD + 2.60%)	2.73	% (a)	04/20/2031	471,193
1,000,000	BlueMountain Ltd., Series 2016-3A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	3.26	% (a)	11/15/2030	966,191
1,000,000	BlueMountain Ltd., Series 2017-2A-C (3 Month LIBOR USD + 3.00%)	3.13	% (a)	10/20/2030	987,727
2,000,000	Canyon Capital Ltd., Series 2012-1RA-D (3 Month LIBOR USD + 3.00%)	3.12	% (a)	07/15/2030	1,985,287
2,000,000	Canyon Capital Ltd., Series 2014-1A-CR (3 Month LIBOR USD + 2.75%, 2.75% Floor)	2.88	% (a)	01/30/2031	1,943,611
2,500,000	Canyon Capital Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%, 2.90% Floor)	3.02	% (a)	07/15/2031	2,460,101
3,000,000	Canyon Capital Ltd., Series 2020-2A-DR (3 Month LIBOR USD + 3.15%, 3.15% Floor)	3.27	% (a)	10/15/2034	2,994,870
2,000,000	Canyon Capital Ltd., Series 2021-1A-D (3 Month LIBOR USD + 3.10%, 3.10% Floor)	3.22	% (a)	04/15/2034	1,990,491
1,000,000	Canyon Capital Ltd., Series 2021-3A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	3.15	% (a)	07/15/2034	993,845
2,500,000	Canyon Capital Ltd., Series 2021-4A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	3.19	% (a)	10/15/2034	2,486,659
1,000,000	Canyon Capital Ltd., Series 2021-4A-E (3 Month LIBOR USD + 6.30%, 6.30% Floor)	6.44	% (a)	10/15/2034	985,132
500,000	Carlyle US Ltd., Series 2020-2A-CR (3 Month LIBOR USD + 3.20%, 3.20% Floor)	3.34	% (a)	01/25/2035	497,203
3,500,000	Cathedral Lake Ltd., Series 2021-8A-C (3 Month LIBOR USD + 2.62%, 2.62% Floor)	2.72	% (a)	01/20/2035	3,500,000
3,500,000	Cathedral Lake Ltd., Series 2021-8A-D1 (3 Month LIBOR USD + 3.42%, 3.42% Floor)	3.52	% (a)	01/20/2035	3,500,000
1,500,000	Chenango Park Ltd., Series 2018-1A-C (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.12	% (a)	04/15/2030	1,476,211

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
500,000	CIFC Funding Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.85%)	2.97	% (a)	07/18/2031	500,638
1,000,000	CIFC Funding Ltd., Series 2019-3A-CR (3 Month LIBOR USD + 3.05%, 3.05% Floor)	3.17	% (a)	10/16/2034	1,000,007
1,000,000	CIFC Funding Ltd., Series 2020-3A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	3.23	% (a)	10/20/2034	998,777
1,000,000	Dryden Ltd., Series 2019-68A-DR (3 Month LIBOR USD + 3.35%, 3.35% Floor)	3.47	% (a)	07/15/2035	994,303
900,000	Dryden Ltd., Series 2020-77A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.16	% (a)	05/20/2034	897,902
2,500,000	Dryden Senior Loan Fund, Series 2013-28A-B1LR (3 Month LIBOR USD + 3.15%)	3.31	% (a)	08/15/2030	2,500,099
3,900,000	Dryden Senior Loan Fund, Series 2014-33A-DR3 (3 Month LIBOR USD + 3.65%, 3.65% Floor)	3.77	% (a)	04/15/2029	3,900,236
3,000,000	Dryden Senior Loan Fund, Series 2015-37A-DR (3 Month LIBOR USD + 2.50%, 2.50% Floor)	2.62	% (a)	01/15/2031	2,938,402
1,000,000	Dryden Senior Loan Fund, Series 2016-45A-DR (3 Month LIBOR USD + 3.15%, 3.15% Floor)	3.27	% (a)	10/15/2030	1,000,046
1,000,000	Dryden Senior Loan Fund, Series 2017-50A-D (3 Month LIBOR USD + 3.25%, 3.25% Floor)	3.37	% (a)	07/15/2030	1,002,659
5,500,000	GoldenTree Loan Management Ltd., Series 2017-2A-D (3 Month LIBOR USD + 2.65%)	2.78	% (a)	11/28/2030	5,454,022
2,500,000	GoldenTree Loan Opportunities Ltd., Series 2016-12A-DR (3 Month LIBOR USD + 2.90%)	3.03	% (a)	07/21/2030	2,493,772
1,500,000	Greenwood Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.50%)	2.62	% (a)	04/15/2031	1,450,260
269,348	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (3 Month LIBOR USD + 5.00%)	5.14	% (a)(n)	04/28/2025	72,699
500,000	Halcyon Loan Advisors Funding Ltd., Series 2018-1A-A2 (3 Month LIBOR USD + 1.80%, 1.80% Floor)	1.93	% (a)	07/21/2031	494,806
2,000,000	Hayfin Kingsland Ltd., Series 2018-8A-B (3 Month LIBOR USD + 1.48%, 1.48% Floor)	1.61	% (a)	04/20/2031	1,984,729
2,000,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.90%)	3.03	% (a)	10/20/2029	1,919,139
1,500,000	HPS Loan Management Ltd., Series 13A-18-D (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.12	% (a)	10/15/2030	1,485,069
3,175,000	LCM LP, Series 14A-DR (3 Month LIBOR USD + 2.75%)	2.88	% (a)	07/20/2031	3,089,155
1,250,000	LCM LP, Series 19A-E2 (3 Month LIBOR USD + 5.70%, 5.70% Floor)	5.82	% (a)	07/15/2027	1,244,228
2,000,000	LCM LP, Series 20A-DR (3 Month LIBOR USD + 2.80%)	2.93	% (a)	10/20/2027	2,012,359
5,000,000	LCM Ltd., Series 26A-D (3 Month LIBOR USD + 2.50%, 2.50% Floor)	2.63	% (a)	01/20/2031	4,685,989
1,500,000	LCM Ltd., Series 27A-D (3 Month LIBOR USD + 2.95%)	3.07	% (a)	07/16/2031	1,432,740
4,500,000	Madison Park Funding Ltd., Series 2015-18A-BR (3 Month LIBOR USD + 1.60%)	1.73	% (a)	10/21/2030	4,504,071
500,000	Madison Park Funding Ltd., Series 2015-18A-DR (3 Month LIBOR USD + 2.95%)	3.08	% (a)	10/21/2030	493,798
1,000,000	Madison Park Funding Ltd., Series 2018-30A-D (3 Month LIBOR USD + 2.50%, 2.50% Floor)	2.62	% (a)	04/15/2029	988,788
2,000,000	Madison Park Funding Ltd., Series 2020-46A-DR (3 Month LIBOR USD + 3.15%, 3.15% Floor)	3.27	% (a)	10/15/2034	1,995,407
1,000,000	Madison Park Funding Ltd., Series 2021-52A-D (3 Month LIBOR USD + 3.15%, 3.15% Floor)	3.24	% (a)	01/22/2035	1,000,000

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,500,000	Magnetite Ltd., Series 2018-20A-D (3 Month LIBOR USD + 2.50%)	2.63	% (a)	04/20/2031	3,448,338
1,750,000	Magnetite Ltd., Series 2019-23A-DR (3 Month LIBOR USD + 3.05%, 3.05% Floor)	3.17	% (a)	01/25/2035	1,750,000
1,000,000	Marathon Ltd., Series 2017-9A-A2 (3 Month LIBOR USD + 1.75%)	1.87	% (a)	04/15/2029	1,002,513
3,500,000	Marble Point Ltd., Series 2021-3A-D1 (3 Month LIBOR USD + 3.50%, 3.50% Floor)	3.63	% (a)	10/17/2034	3,460,885
1,550,000	Midocean Credit, Series 2016-5A-B1R (3 Month LIBOR USD + 1.60%)	1.72	% (a)	07/19/2028	1,550,836
1,000,000	Myers Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	3.18	% (a)	10/20/2030	1,001,248
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2016-21A-DR2 (3 Month LIBOR USD + 3.30%, 3.30% Floor)	3.43	% (a)	04/20/2034	999,417
4,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-DR (3 Month LIBOR USD + 2.90%, 2.90% Floor)	3.02	% (a)	04/15/2034	3,986,030
1,500,000	Neuberger Berman Loan Advisers Ltd., Series 2017-25A-DR (3 Month LIBOR USD + 2.85%, 2.85% Floor)	2.97	% (a)	10/18/2029	1,495,698
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-26A-D (3 Month LIBOR USD + 2.65%, 2.65% Floor)	2.77	% (a)	10/18/2030	993,965
1,500,000	Neuberger Berman Loan Advisers Ltd., Series 2018-28A-D (3 Month LIBOR USD + 2.85%)	2.98	% (a)	04/20/2030	1,492,024
500,000	Neuberger Berman Loan Advisers Ltd., Series 2020-37A-DR (3 Month LIBOR USD + 2.85%, 2.85% Floor)	2.98	% (a)	07/20/2031	499,035
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2020-38A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.13	% (a)	10/20/2035	999,017
4,500,000	Octagon Investment Partners Ltd., Series 2012-1A-CRR (3 Month LIBOR USD + 3.90%, 3.90% Floor)	4.02	% (a)	07/15/2029	4,505,537
500,000	Octagon Investment Partners Ltd., Series 2014-1A-CR3 (3 Month LIBOR USD + 2.75%, 2.75% Floor)	2.91	% (a)	02/14/2031	494,688
1,250,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%)	6.33	% (a)	03/17/2030	1,254,669
2,000,000	Octagon Investment Partners Ltd., Series 2017-1A-DR (3 Month LIBOR USD + 3.40%, 3.40% Floor)	3.53	% (a)	07/20/2030	1,999,546
4,000,000	Octagon Investment Partners Ltd., Series 2018-1A-C (3 Month LIBOR USD + 2.60%, 2.60% Floor)	2.73	% (a)	01/20/2031	3,852,472
3,000,000	Octagon Investment Partners Ltd., Series 2018-2A-C (3 Month LIBOR USD + 2.85%)	2.97	% (a)	07/25/2030	2,945,563
500,000	Octagon Investment Partners Ltd., Series 2019-1A-ER (3 Month LIBOR USD + 7.00%, 7.00% Floor)	7.11	% (a)	01/20/2035	500,009
1,000,000	Octagon Investment Partners Ltd., Series 2020-2A-DR (3 Month LIBOR USD + 3.30%, 3.30% Floor)	3.42	% (a)	07/15/2036	996,404
1,000,000	OHA Credit Funding Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	3.18	% (a)	10/20/2030	1,003,914
2,500,000	OHA Credit Funding Ltd., Series 2021-16A-E (3 Month LIBOR USD + 6.10%, 6.10% Floor)	6.26	% (a)	10/18/2034	2,481,709
500,000	Park Avenue Institutional Advisers Ltd., Series 2021-2A-D (3 Month LIBOR USD + 3.40%, 3.40% Floor)	3.50	% (a)	07/15/2034	498,568
4,000,000	RRAM Ltd., Series 2018-4A-C (3 Month LIBOR USD + 2.95%)	3.07	% (a)	04/15/2030	4,001,109
2,000,000	Sound Point Ltd., Series 2015-2A-DRRR (3 Month LIBOR USD + 4.50%, 4.50% Floor)	4.63	% (a)	07/20/2032	1,983,993
6,000,000	Sound Point Ltd., Series 2019-2A-DR (3 Month LIBOR USD + 3.30%, 3.30% Floor)	3.42	% (a)	07/15/2034	5,965,814

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,000,000	Sound Point Ltd., Series 2020-1A-DR (3 Month LIBOR USD + 3.35%, 3.35% Floor)	3.48	% (a)	07/20/2034	991,547
5,000,000	Sound Point Ltd., Series 2020-2A-DR (3 Month LIBOR USD + 3.35%, 3.35% Floor)	3.47	% (a)	10/25/2034	4,978,992
3,375,000	Sound Point Ltd., Series 2021-4A-D (3 Month LIBOR USD + 3.40%, 3.40% Floor)	3.52	% (a)	10/25/2034	3,375,064
1,750,000	Southwick Park LLC, Series 2019-4A-DR (3 Month LIBOR USD + 2.95%, 2.95% Floor)	3.11	% (a)	07/20/2032	1,747,945
5,000,000	Steele Creek Ltd., Series 2019-2A-BR (3 Month LIBOR USD + 1.85%, 1.85% Floor)	1.97	% (a)	07/15/2032	5,023,043
3,500,000	Stewart Park Ltd., Series 2015-1A-DR (3 Month LIBOR USD + 2.60%, 2.60% Floor)	2.72	% (a)	01/15/2030	3,420,107
1,500,000	Symphony Ltd., Series 2015-16A-DR (3 Month LIBOR USD + 3.05%, 3.05% Floor)	3.17	% (a)	10/15/2031	1,500,089
1,000,000	Symphony Ltd., Series 2016-17A-DR (3 Month LIBOR USD + 2.65%)	2.77	% (a)	04/15/2028	1,003,870
1,500,000	TIAA Ltd., Series 2017-2A-B (3 Month LIBOR USD + 1.50%)	1.62	% (a)	01/16/2031	1,497,129
6,000,000	Trimaran CAVU LLC, Series 2019-1A-B (3 Month LIBOR USD + 2.20%, 2.20% Floor)	2.33	% (a)	07/20/2032	6,026,083
500,000	Upland Ltd., Series 2016-1A-CR (3 Month LIBOR USD + 2.90%)	3.03	% (a)	04/20/2031	496,988
500,000	Vibrant Ltd., Series 2015-3A-A2RR (3 Month LIBOR USD + 1.85%)	1.98	% (a)	10/20/2031	499,613
3,900,000	Voya Ltd., Series 2013-1A-CR (3 Month LIBOR USD + 2.95%)	3.07	% (a)	10/15/2030	3,736,291
1,500,000	Voya Ltd., Series 2017-3A-CR (3 Month LIBOR USD + 3.15%)	3.28	% (a)	04/20/2034	1,494,099
10,000,000	Wellfleet Ltd., Series 2019-XA-A1R (3 Month LIBOR USD + 1.17%)	1.30	% (a)	07/20/2032	9,993,309
2,000,000	Wind River Ltd., Series 2013-2A-E1R (3 Month LIBOR USD + 6.75%)	6.87	% (a)	10/18/2030	1,981,925
2,000,000	Wind River Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.12	% (a)	07/18/2031	1,944,261
4,000,000	Wind River Ltd., Series 2014-2A-DR (3 Month LIBOR USD + 2.90%, 2.90% Floor)	3.02	% (a)	01/15/2031	3,843,088
2,000,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.87	% (a)	01/15/2031	1,874,943
1,500,000	Wind River Ltd., Series 2014-3A-DR2 (3 Month LIBOR USD + 3.40%, 3.40% Floor)	3.53	% (a)	10/22/2031	1,481,542
7,975,000	Wind River Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 5.55%)	5.67	% (a)	10/15/2027	7,925,307
3,500,000	Wind River Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.85%)	2.97	% (a)	07/15/2028	3,500,854
2,000,000	Wind River Ltd., Series 2017-1A-DR (3 Month LIBOR USD + 3.72%, 3.72% Floor)	3.84	% (a)	04/18/2036	2,000,524
1,750,000	Wind River Ltd., Series 2017-1A-ER (3 Month LIBOR USD + 7.06%, 7.06% Floor)	7.18	% (a)	04/18/2036	1,703,077
1,500,000	Wind River Ltd., Series 2017-3A-DR (3 Month LIBOR USD + 3.85%, 3.85% Floor)	3.97	% (a)	04/15/2035	1,510,476
1,500,000	Wind River Ltd., Series 2017-4A-D (3 Month LIBOR USD + 2.65%)	2.81	% (a)	11/20/2030	1,470,320
1,500,000	Wind River Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%)	3.02	% (a)	07/15/2030	1,489,264
3,500,000	Wind River Ltd., Series 2018-2A-D (3 Month LIBOR USD + 3.00%)	3.12	% (a)	07/15/2030	3,478,350
500,000	Wind River Ltd., Series 2021-3A-D (3 Month LIBOR USD + 3.35%, 3.35% Floor)	3.46	% (a)	07/20/2033	495,723

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,000,000	Wind River Ltd., Series 2021-4A-D (3 Month LIBOR USD + 3.20%, 3.20% Floor)	3.42	% (a)	01/20/2035	988,250

Total Collateralized Loan Obligations (Cost $252,345,871)					249,792,889

Foreign Corporate Bonds - 8.4%
1,029,000	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	992,388
200,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	206,348
200,000	Adani Ports & Special Economic Zone Ltd.	4.20%		08/04/2027	207,695
400,000	Adani Ports & Special Economic Zone Ltd.	4.38%		07/03/2029	417,737
200,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	190,644
1,000,000	AES Andres B.V.	5.70	% (a)	05/04/2028	1,018,920
200,000	AES Gener S.A. (5 Year CMT Rate + 4.92%)	6.35	% (a)	10/07/2079	203,906
600,000	AES Gener S.A. (5 Year CMT Rate + 4.92%)	6.35%		10/07/2079	611,718
1,500,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13	% (a)	03/26/2079	1,554,607
500,000	AI Candelaria Spain SLU	5.75	% (a)	06/15/2033	484,452
155,000	Air Canada	3.88	% (a)	08/15/2026	158,304
200,000	Altice Financing S.A.	5.00	% (a)	01/15/2028	195,490
200,000	Altice France S.A.	6.00	% (a)	02/15/2028	191,360
255,000	Altice France S.A.	5.50	% (a)	10/15/2029	251,610
400,000	ARD Finance S.A. (7.25% PIK)	6.50	% (a)	06/30/2027	412,416
203,202	Avation Capital S.A. (9.00% PIK)	8.25	% (a)	10/31/2026	170,901
200,000	Baidu, Inc.	3.43%		04/07/2030	210,205
600,000	Banco Davivienda S.A. (10 Year CMT Rate + 5.10%)	6.65	% (a)(h)	04/22/2031	609,843
1,300,000	Banco de Credito del Peru (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	1,285,914
400,000	Banco de Credito del Peru (5 Year CMT Rate + 3.00%)	3.13	% (a)	07/01/2030	395,666
350,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	366,996
400,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25	% (h)	04/15/2024	397,892
950,000	Banco do Brasil S.A. (10 Year CMT Rate + 6.36%)	9.00	% (h)	06/18/2024	1,014,344
900,000	Banco General S.A. (10 Year CMT Rate + 3.67%)	5.25	% (a)(h)	05/07/2031	912,604
300,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 4.56%)	6.50%		04/03/2027	298,539
1,600,000	Banco Internacional del Peru S.A.A. Interbank (1 Year CMT Rate + 3.71%)	4.00%		07/08/2030	1,591,944
1,500,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%		11/04/2026	1,252,200
1,200,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63	% (h)	01/10/2028	1,289,880
200,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	% (h)	06/27/2029	213,083
200,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	% (a)(h)	06/27/2029	213,083
1,100,000	Bangkok Bank PCL (5 Year CMT Rate + 4.73%)	5.00	% (h)	09/23/2025	1,142,933
1,000,000	BBVA Colombia S.A.	4.88%		04/21/2025	1,035,200
2,000,000	BDO Unibank, Inc.	2.95%		03/06/2023	2,038,680
180,000	Bombardier, Inc.	7.88	% (a)	04/15/2027	186,899
800,000	Braskem Finance Company (5 Year CMT Rate + 8.22%)	8.50	% (a)	01/23/2081	931,176
600,000	CAP S.A.	3.90	% (a)	04/27/2031	564,591
700,000	CAP S.A.	3.90%		04/27/2031	658,690
2,000,000	Chile Electricity PEC SpA	0.00	% (a)	01/25/2028	1,633,460
300,000	CIMB Bank BHD	0.00%		03/15/2022	301,284
1,000,000	CK Hutchison International 20 Ltd.	0.00	% (a)	05/08/2030	1,013,019
400,000	Cosan Overseas Ltd.	8.25	% (h)	02/05/2022	409,062

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,350,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13	% (h)	11/29/2022	653,285
400,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	395,718
400,000	DBS Group Holdings Ltd. (5 Year Mid Swap Rate USD + 1.59%)	4.52%		12/11/2028	422,889
324,539	Digicel Group Ltd. (5.00% + 3.00% PIK or 8.00% PIK)	8.00	% (a)	04/01/2025	300,956
351,752	Digicel Group Ltd. (7.00% PIK )	7.00	% (a)(h)	01/18/2022	306,375
800,000	Docuformas SAPI de C.V.	10.25	% (a)	07/24/2024	717,108
350,000	Ecopetrol S.A.	4.63%		11/02/2031	340,903
150,000	Ecopetrol S.A.	5.88%		05/28/2045	143,695
2,050,000	Ecopetrol S.A.	5.88%		11/02/2051	1,923,863
450,000	eG Global Finance PLC	8.50	% (a)	10/30/2025	466,780
717,200	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	685,912
950,880	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	953,029
1,600,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	538,000
1,400,000	Empresas Publicas de Medellin ESP	4.25%		07/18/2029	1,330,371
650,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	612,079
1,100,000	Equate Petrochemical B.V.	2.63%		04/28/2028	1,104,125
495,882	Fenix Power Peru S.A.	4.32%		09/20/2027	507,781
200,000	Fideicomiso P.A. Pacifico Tres	8.25%		01/15/2035	224,460
2,600,000	Galaxy Pipeline Assets Bidco Ltd.	2.16	% (a)	03/31/2034	2,554,464
600,000	Galaxy Pipeline Assets Bidco Ltd.	2.63%		03/31/2036	587,698
900,000	Galaxy Pipeline Assets Bidco Ltd.	2.94%		09/30/2040	897,878
475,000	Garda World Security Corporation	4.63	% (a)	02/15/2027	473,166
335,000	Garda World Security Corporation	6.00	% (a)	06/01/2029	320,396
293,000	Geopark Ltd.	6.50%		09/21/2024	300,668
230,000	GFL Environmental, Inc.	4.00	% (a)	08/01/2028	225,790
400,000	Gilex Holding SARL	8.50	% (a)	05/02/2023	406,600
450,000	Gilex Holding SARL	8.50%		05/02/2023	457,425
2,600,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	2,371,824
200,000	Gran Tierra Energy, Inc.	7.75	% (a)	05/23/2027	181,950
515,000	Grifols Escrow Issuer S.A.	4.75	% (a)	10/15/2028	526,263
221,558	Grupo Idesa S.A. de C.V. (10.38% PIK )	11.00	% (a)	05/22/2026	148,444
862,200	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	872,978
1,100,000	Inkia Energy Ltd.	5.88%		11/09/2027	1,129,057
380,000	Intelligent Packaging Ltd.	6.00	% (a)	09/15/2028	391,400
380,000	Intelsat Jackson Holdings S.A.	5.50	% (f)	08/01/2023	172,486
35,079	Invepar Holdings	0.00	% (f)(n)	12/30/2028	—
2,600,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.45%)	3.88%		04/15/2031	2,499,965
289,500	JSW Hydro Energy Ltd.	4.13	% (a)	05/18/2031	289,215
1,200,000	Kasikornbank PCL (5 Year CMT Rate + 4.94%)	5.28	% (h)	10/14/2025	1,259,574
600,000	Korea Development Bank	1.00%		09/09/2026	586,448
1,400,000	Korea Development Bank	1.63%		01/19/2031	1,374,007
1,500,000	Korea East-West Power Company Ltd.	1.75%		05/06/2025	1,512,179
300,000	Korea East-West Power Company Ltd.	1.75	% (a)	05/06/2025	302,436
600,000	Korea Electric Power Corporation	1.13	% (a)	06/15/2025	592,923
200,000	Korea Hydro & Nuclear Power Company Ltd.	1.25	% (a)	04/27/2026	196,537
300,000	Kronos Acquisition Holdings, Inc.	5.00	% (a)	12/31/2026	296,674

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
150,000	Kronos Acquisition Holdings, Inc.	7.00	% (a)	12/31/2027	141,628
200,000	KT Corporation	1.00%		09/01/2025	196,218
900,000	KT Corporation	2.50%		07/18/2026	931,141
200,000	LG Chem Ltd.	2.38	% (a)	07/07/2031	196,936
986,370	LLPL Capital Pte Ltd.	6.88	% (a)	02/04/2039	1,125,108
330,000	Mattamy Group Corporation	4.63	% (a)	03/01/2030	336,575
310,000	MEG Energy Corporation	7.13	% (a)	02/01/2027	330,593
60,000	MEG Energy Corporation	5.88	% (a)	02/01/2029	62,901
500,000	MEGlobal Canada ULC	5.00	% (a)	05/18/2025	546,519
900,000	Minejesa Capital B.V.	4.63%		08/10/2030	927,684
2,100,000	Minejesa Capital B.V.	5.63%		08/10/2037	2,197,671
1,400,000	Minerva Luxembourg S.A.	4.38	% (a)	03/18/2031	1,333,955
300,000	Nexa Resources S.A.	5.38%		05/04/2027	318,678
500,000	NongHyup Bank	1.25	% (a)	07/20/2025	495,465
200,000	Oil & Natural Gas Corporation Ltd.	3.38%		12/05/2029	205,630
500,000	Oleoducto Central S.A.	4.00%		07/14/2027	497,750
400,000	Ooredoo International Finance Ltd.	3.25%		02/21/2023	410,509
200,000	Ooredoo International Finance Ltd.	3.75%		06/22/2026	217,055
252,000	Orazul Energy Egenor S en C por A	5.63%		04/28/2027	242,810
400,000	Oversea-Chinese Banking Corporation Ltd.	4.25%		06/19/2024	425,783
600,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83	% (a)	09/10/2030	595,692
800,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	794,256
1,700,000	Pampa Energia S.A.	7.50%		01/24/2027	1,470,160
150,000	Pampa Energia S.A.	9.13%		04/15/2029	132,779
186,656	Panama Metro Line SP	0.00	% (a)	12/05/2022	185,031
136,426	Panama Metro Line SP	0.00%		12/05/2022	135,238
340,000	Parkland Corporation	4.63	% (a)	05/01/2030	338,455
900,000	Peru LNG SRL	5.38%		03/22/2030	779,904
1,750,000	Petrobras Global Finance B.V.	6.75%		06/03/2050	1,833,396
400,000	Petrobras Global Finance B.V.	5.50%		06/10/2051	371,790
1,300,000	Petroleos Mexicanos	6.75%		09/21/2047	1,156,318
700,000	Petronas Capital Ltd.	2.48	% (a)	01/28/2032	703,170
600,000	POSCO	2.38%		01/17/2023	606,814
1,700,000	POSCO	2.75%		07/15/2024	1,753,921
160,000	Primo Water Holdings, Inc.	4.38	% (a)	04/30/2029	158,662
2,400,000	PSA Treasury Pte Ltd.	2.13%		09/05/2029	2,427,112
800,000	PSA Treasury Pte Ltd.	2.25%		04/30/2030	817,450
200,000	PTTEP Treasury Center Company Ltd.	2.59	% (a)	06/10/2027	204,089
2,300,000	Qatar Energy	2.25%		07/12/2031	2,284,128
500,000	Reliance Industries Ltd.	5.40%		02/14/2022	502,311
500,000	SA Global Sukuk Ltd.	2.69	% (a)	06/17/2031	503,864
155,000	Seaspan Corporation	5.50	% (a)	08/01/2029	156,768
800,000	Shinhan Financial Group Company Ltd. (5 Year CMT Rate + 2.06%)	2.88	% (a)(h)	05/12/2026	790,740
400,000	SingTel Group Treasury Pte Ltd.	2.38%		08/28/2029	410,411

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,000,000	SingTel Group Treasury Pte Ltd.	1.88%		06/10/2030	985,536
1,726,887	Stoneway Capital Corporation	10.00	% (f)	03/01/2027	541,828
300,000	Superior Plus LP	4.50	% (a)	03/15/2029	308,796
500,000	Telefonica Moviles Chile S.A.	3.54	% (a)	11/18/2031	498,688
180,000	Telesat LLC	4.88	% (a)	06/01/2027	159,120
3,300,000	Temasek Financial Ltd.	1.00	% (a)	10/06/2030	3,069,759
1,100,000	Tencent Holdings Ltd.	2.39	% (a)	06/03/2030	1,078,893
151,000	Tervita Corporation	11.00	% (a)	12/01/2025	174,210
275,000	Titan Acquisition Ltd.	7.75	% (a)	04/15/2026	279,411
769,534	UEP Penonome S.A.	6.50%		10/01/2038	806,733
577,150	UEP Penonome S.A.	6.50	% (a)	10/01/2038	605,050
200,000	UltraTech Cement Ltd.	2.80%		02/16/2031	193,300
2,800,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88	% (h)	01/29/2025	1,659,462
600,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		03/16/2031	592,284
500,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.65%)	2.88%		03/08/2027	502,580
2,200,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.79%)	3.88	% (h)	10/19/2023	2,258,707
1,100,000	Vedanta Resources Finance PLC	9.25	% (a)	04/23/2026	1,026,515
2,300,000	Vedanta Resources Ltd.	6.13%		08/09/2024	2,003,875
200,000	Vertical Holding Company GMBH	7.63	% (a)	07/15/2028	214,533
450,000	Vertical Newco, Inc.	5.25	% (a)	07/15/2027	473,639
800,000	Woori Bank (5 Year CMT Rate + 2.66%)	4.25	% (h)	10/04/2024	832,182

Total Foreign Corporate Bonds (Cost $112,846,112)					108,309,626

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 4.3%
700,000	Abu Dhabi Government International Bond	3.13	% (a)	04/16/2030	759,590
700,000	Abu Dhabi Government International Bond	1.70%		03/02/2031	681,888
1,350,000	Abu Dhabi Government International Bond	3.13%		09/30/2049	1,381,641
300,000	Abu Dhabi Government International Bond	3.88%		04/16/2050	350,218
2,600,000	Brazilian Government International Bond	3.75%		09/12/2031	2,447,900
400,000	Brazilian Government International Bond	5.00%		01/27/2045	376,200
1,200,000	Brazilian Government International Bond	5.63%		02/21/2047	1,191,000
400,000	Chile Government International Bond	2.55%		01/27/2032	400,000
1,100,000	Chile Government International Bond	3.10%		05/07/2041	1,078,550
1,000,000	Chile Government International Bond	3.50%		01/25/2050	1,037,340
2,500,000	Chile Government International Bond	3.10%		01/22/2061	2,316,075
900,000	Colombia Government International Bond	3.13%		04/15/2031	808,515
1,500,000	Colombia Government International Bond	3.25%		04/22/2032	1,351,875
500,000	Colombia Government International Bond	5.00%		06/15/2045	453,125
2,000,000	Colombia Government International Bond	4.13%		05/15/2051	1,630,000
500,000	Dominican Republic International Bond	5.88%		01/30/2060	481,875
1,600,000	Indonesia Government International Bond	2.15%		07/28/2031	1,590,632
700,000	Indonesia Government International Bond	4.35%		01/11/2048	803,408
2,500,000	Indonesia Government International Bond	3.70%		10/30/2049	2,649,916
1,850,000	Malaysia Wakala Sukuk BHD	2.07%		04/28/2031	1,851,527
250,000	Malaysia Wakala Sukuk BHD	2.07	% (a)	04/28/2031	250,206
500,000	Malaysia Wakala Sukuk BHD	3.08	% (a)	04/28/2051	512,641

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,200,000	Mexico Government International Bond	2.66%		05/24/2031	1,173,612
2,100,000	Mexico Government International Bond	4.28%		08/14/2041	2,181,375
300,000	Mexico Government International Bond	4.35%		01/15/2047	312,453
1,700,000	Mexico Government International Bond	4.60%		02/10/2048	1,817,818
900,000	Mexico Government International Bond	4.50%		01/31/2050	956,250
1,800,000	Mexico Government International Bond	3.77%		05/24/2061	1,662,993
1,000,000	Panama Government International Bond	2.25%		09/29/2032	950,750
1,200,000	Panama Government International Bond	4.30%		04/29/2053	1,292,712
400,000	Panama Government International Bond	4.50%		04/01/2056	442,104
2,300,000	Panama Government International Bond	3.87%		07/23/2060	2,308,625
800,000	Perusahaan Penerbit SBSN Indonesia III	3.80%		06/23/2050	840,632
1,800,000	Perusahaan Penerbit SBSN Indonesia III	2.55	% (a)	06/09/2031	1,824,372
600,000	Peruvian Government International Bond	2.78%		01/23/2031	598,506
600,000	Peruvian Government International Bond	3.30%		03/11/2041	602,256
400,000	Peruvian Government International Bond	3.55%		03/10/2051	417,604
800,000	Philippine Government International Bond	2.46%		05/05/2030	827,111
1,100,000	Philippine Government International Bond	1.65%		06/10/2031	1,067,837
1,100,000	Philippine Government International Bond	3.70%		03/01/2041	1,202,737
1,700,000	Philippine Government International Bond	3.70%		02/02/2042	1,858,739
400,000	Philippine Government International Bond	2.95%		05/05/2045	395,308
400,000	Philippine Government International Bond	2.65%		12/10/2045	379,640
800,000	Qatar Government International Bond	3.38%		03/14/2024	838,632
800,000	Saudi Government International Bond	2.88%		03/04/2023	820,069
1,000,000	Saudi Government International Bond	2.90	% (a)	10/22/2025	1,049,375
1,000,000	Saudi Government International Bond	2.25%		02/02/2033	977,310
200,000	Saudi Government International Bond	3.75%		01/21/2055	215,097
2,700,000	Saudi Government International Bond	3.45%		02/02/2061	2,731,914
750,000	Temasek Financial I Ltd.	1.63%		08/02/2031	727,279

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $54,625,064)					54,877,232

Non-Agency Commercial Mortgage Backed Obligations - 14.5%
689,000	20 Times Square Trust, Series 2018-20TS-F	3.10	% (a)(i)	05/15/2035	652,662
658,000	20 Times Square Trust, Series 2018-20TS-G	3.10	% (a)(i)	05/15/2035	615,009
2,633,000	280 Park Avenue Mortgage Trust, Series 2017-280P-F (1 Month LIBOR USD + 2.83%, 2.83% Floor)	2.94	% (a)	09/15/2034	2,607,617
15,440,988	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1-XA	0.97	% (a)(i)(j)	05/15/2053	1,033,478
10,194,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3-XD	1.18	% (a)(i)(j)	10/15/2054	1,005,934
1,017,000	AREIT Trust, Series 2019-CRE3-D (Secured Overnight Financing Rate 30 Day Average + 2.76%, 2.65% Floor)	2.81	% (a)	09/14/2036	1,010,973
1,532,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.16	% (a)	12/15/2036	1,452,910
1,898,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	3.51	% (a)	06/15/2035	1,814,611
1,185,662	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.46	% (a)	03/15/2036	1,178,418
11,499,572	BANK, Series 2017-BNK5-XA	1.04	% (i)(j)	06/15/2060	436,929
60,222,549	BANK, Series 2018-BN11-XA	0.47	% (i)(j)	03/15/2061	1,629,273

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,958,000	BBCMS Mortgage Trust, Series 2018-CBM-E (1 Month LIBOR USD + 3.55%, 3.55% Floor)	3.66	% (a)	07/15/2037	1,940,387
956,000	BBCMS Mortgage Trust, Series 2018-TALL-E (1 Month LIBOR USD + 2.44%, 2.44% Floor)	2.55	% (a)	03/15/2037	916,421
1,675,000	BBCMS Mortgage Trust, Series 2019-BWAY-E (1 Month LIBOR USD + 2.85%, 2.85% Floor)	2.96	% (a)	11/15/2034	1,591,030
1,394,616	BB-UBS Trust, Series 2012-TFT-TE	3.56	% (a)(i)(n)	06/05/2030	1,113,837
1,216,000	BDS Ltd., Series 2019-FL4-B (1 Month LIBOR USD + 1.75%, 1.75% Floor)	1.86	% (a)	08/15/2036	1,216,071
1,678,000	BFLD, Series 2019-DPLO-F (1 Month LIBOR USD + 2.54%, 2.54% Floor)	2.65	% (a)	10/15/2034	1,635,919
2,866,000	BPR Trust, Series 2021-TY-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.46	% (a)	09/15/2038	2,864,528
2,821,000	BX Commercial Mortgage Trust, Series 2021-21M-H (1 Month LIBOR USD + 4.01%, 4.01% Floor)	4.12	% (a)	10/15/2036	2,800,259
2,868,000	BX Commercial Mortgage Trust, Series 2021-VOLT-F (1 Month LIBOR USD + 2.40%, 2.40% Floor)	2.51	% (a)	09/15/2036	2,848,896
2,889,000	BX Commercial Mortgage Trust, Series 2021-XL2-E (1 Month LIBOR USD + 1.85%, 1.85% Floor)	1.96	% (a)	10/15/2038	2,877,476
1,685,550	BX Trust, Series 2017-SLCT-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	4.36	% (a)	07/15/2034	1,695,190
611,000	BX Trust, Series 2018-GW-E (1 Month LIBOR USD + 1.97%, 1.97% Floor)	2.08	% (a)	05/15/2035	606,695
367,000	BX Trust, Series 2018-GW-G (1 Month LIBOR USD + 2.92%, 2.92% Floor)	3.03	% (a)	05/15/2035	364,874
2,250,000	BX Trust, Series 2019-CALM-E (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.11	% (a)	11/15/2032	2,239,727
2,000,000	BX Trust, Series 2019-IMC-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.01	% (a)	04/15/2034	1,978,442
2,229,000	BX Trust, Series 2019-IMC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	3.01	% (a)	04/15/2034	2,205,368
2,360,189	BX Trust, Series 2019-MMP-E (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.01	% (a)	08/15/2036	2,331,152
2,821,000	BX Trust, Series 2021-BXMF-G (1 Month LIBOR USD + 3.35%, 3.35% Floor)	3.44	% (a)	10/15/2026	2,771,057
2,820,000	BX Trust, Series 2021-VIEW-E (1 Month LIBOR USD + 3.60%, 3.60% Floor)	3.71	% (a)	06/15/2023	2,824,249
1,119,631	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	2.96	% (a)	10/15/2035	1,084,202
8,947,104	CD Commercial Mortgage Trust, Series 2017-CD3-XA	0.98	% (i)(j)	02/10/2050	380,074
4,179,632	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.64	% (i)(j)	05/10/2058	239,885
7,851,871	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.50	% (i)(j)	06/15/2050	508,658
22,058,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-X	1.63	% (a)(i)(j)	02/15/2033	281,941
212,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%, 3.74% Floor)	3.85	% (a)	11/15/2036	212,571
1,611,054	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	0.96	% (i)(j)	10/10/2047	35,713
90,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.42	% (a)(i)	02/10/2048	86,860
6,651,730	Citigroup Commercial Mortgage Trust, Series 2016-C1-XA	1.83	% (i)(j)	05/10/2049	447,794
2,280,816	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	1.90	% (i)(j)	07/10/2049	159,088
530,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-E (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.91	% (a)	12/15/2036	525,438
1,040,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-F (1 Month LIBOR USD + 3.65%, 3.65% Floor)	3.76	% (a)	12/15/2036	1,032,963

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,216,000	CLNC Ltd., Series 2019-FL1-B (Secured Overnight Financing Rate 30 Day Average + 2.01%, 1.90% Floor)	2.06	% (a)	08/20/2035	1,214,746
2,009,064	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	0.71	% (i)(j)	08/10/2046	19,516
950,321	Commercial Mortgage Pass-Through Certificates, Series 2014-CR17-XA	0.96	% (i)(j)	05/10/2047	17,706
11,444,514	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-XA	0.82	% (i)(j)	08/10/2048	291,457
6,857,903	Commercial Mortgage Pass-Through Certificates, Series 2015-CR27-XA	0.91	% (i)(j)	10/10/2048	206,623
1,227,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-C	4.31	% (i)	02/10/2048	1,231,806
1,970,774	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.01	% (i)(j)	02/10/2048	42,903
815,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-C	4.33	% (i)	07/10/2048	846,720
10,209,356	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-XA	0.67	% (i)(j)	07/10/2048	203,725
406,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.61	% (i)	10/10/2048	426,893
2,888,445	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	0.96	% (i)(j)	02/10/2049	92,515
2,228,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-D (1 Month LIBOR USD + 2.18%, 2.18% Floor)	2.29	% (a)	09/15/2033	2,189,960
900,000	Commercial Mortgage Pass-Through Certificates, Series 2021-LBA-G (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.76	% (a)	03/15/2038	902,284
2,692	Credit Suisse Commercial Mortgage Trust, Series 2007-C1-AM	5.42%		02/15/2040	2,829
1,974,822	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.54	% (a)(i)(j)	09/15/2037	34,142
2,134,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-F (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.76	% (a)	05/15/2036	2,130,361
2,341,323	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	0.82	% (i)(j)	04/15/2050	47,731
42,987,750	CSAIL Commercial Mortgage Trust, Series 2018-CX12-XA	0.57	% (i)(j)	08/15/2051	1,343,982
32,954,228	CSAIL Commercial Mortgage Trust, Series 2021-C20-XA	1.05	% (i)(j)	03/15/2054	2,562,705
18,269,000	CSAIL Commercial Mortgage Trust, Series 2021-C20-XD	1.48	% (a)(i)(j)	03/15/2054	2,177,628
1,084,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.55%, 3.30% Floor)	3.66	% (a)	07/15/2032	1,043,512
2,477,000	CSMC Trust, Series 2020-FACT-D (1 Month LIBOR USD + 3.71%, 3.71% Floor)	3.82	% (a)	10/15/2037	2,504,396
1,898,000	DBGS Mortgage Trust, Series 2018-5BP-F (1 Month LIBOR USD + 2.60%, 2.45% Floor)	2.71	% (a)	06/15/2033	1,799,329
2,313,000	ELP Commercial Mortgage Trust, Series 2021-ELP-C (1 Month LIBOR USD + 1.32%, 1.32% Floor)	1.43	% (a)	11/15/2038	2,303,753
2,843,208	Extended Stay America Trust, Series 2021-ESH-D (1 Month LIBOR USD + 2.25%, 2.25% Floor)	2.36	% (a)	07/15/2038	2,849,912
2,264,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-G	3.96	% (a)(i)	12/10/2036	2,151,762
699,936	FREMF Mortgage Trust, Series 2015-KF08-B (1 Month LIBOR USD + 4.85%, 4.85% Floor)	4.94	% (a)	02/25/2022	699,989
699,992	FREMF Mortgage Trust, Series 2016-KF18-B (1 Month LIBOR USD + 5.50%, 5.50% Floor)	5.59	% (a)	05/25/2026	699,592
107,692	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	5.14	% (a)	07/25/2023	108,752
553,670	FREMF Mortgage Trust, Series 2017-KF27-B (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.44	% (a)	12/25/2026	556,479

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
700,066	FREMF Mortgage Trust, Series 2017-KF30-B (1 Month LIBOR USD + 3.25%, 3.25% Floor)	3.34	% (a)	03/25/2027	699,231
1,479,905	FREMF Mortgage Trust, Series 2017-KF34-B (1 Month LIBOR USD + 2.70%, 2.55% Floor)	2.79	% (a)	08/25/2024	1,482,314
510,506	FREMF Mortgage Trust, Series 2018-KF44-B (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.24	% (a)	02/25/2025	508,141
1,051,215	FREMF Mortgage Trust, Series 2018-KF49-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	1.99	% (a)	06/25/2025	1,034,036
308,300	FREMF Mortgage Trust, Series 2019-KF61-B (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.29	% (a)	04/25/2029	310,059
2,982,534	FREMF Mortgage Trust, Series 2019-KF71-C (1 Month LIBOR USD + 6.00%, 6.00% Floor)	6.09	% (a)	10/25/2029	3,047,132
2,488,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	3.24	% (a)	12/15/2036	2,342,115
2,500,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-C (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.11	% (a)	09/15/2037	2,517,235
2,370,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-D (1 Month LIBOR USD + 2.40%, 2.40% Floor)	2.51	% (a)	09/15/2037	2,372,564
1,509,000	GS Mortgage Securities Corporation Trust, Series 2018-RIVR-E (1 Month LIBOR USD + 1.55%, 1.55% Floor)	1.66	% (a)	07/15/2035	1,411,926
2,368,491	GS Mortgage Securities Corporation, Series 2013-GC10-XA	1.47	% (i)(j)	02/10/2046	27,788
7,427,290	GS Mortgage Securities Corporation, Series 2014-GC24-XA	0.71	% (i)(j)	09/10/2047	121,450
850,000	GS Mortgage Securities Corporation, Series 2018-TWR-E (1 Month LIBOR USD + 2.10%, 2.10% Floor)	2.21	% (a)	07/15/2031	821,625
850,000	GS Mortgage Securities Corporation, Series 2018-TWR-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.91	% (a)	07/15/2031	811,462
850,000	GS Mortgage Securities Corporation, Series 2018-TWR-G (1 Month LIBOR USD + 3.92%, 3.93% Floor)	4.03	% (a)	07/15/2031	744,737
7,062,655	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.76	% (i)(j)	11/10/2048	184,388
5,445,925	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.74	% (i)(j)	05/10/2049	340,657
169,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSA	4.90	% (a)(i)	03/10/2033	178,713
336,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSB	4.90	% (a)(i)	03/10/2033	345,220
457,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSC	4.90	% (a)(i)	03/10/2033	456,167
442,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSD	4.90	% (a)(i)	03/10/2033	430,152
553,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSE	4.90	% (a)(i)	03/10/2033	527,484
725,000	GS Mortgage Securities Trust, Series 2019-SMP-E (1 Month LIBOR USD + 2.60%, 2.60% Floor)	2.71	% (a)	08/15/2032	703,020
2,377,000	GSCG Trust, Series 2019-600C-E	3.99	% (a)(i)	09/06/2034	2,325,952
433,000	Hilton Orlando Trust, Series 2018-ORL-E (1 Month LIBOR USD + 2.80%, 2.65% Floor)	2.91	% (a)	12/15/2034	430,805
1,853,232	HPLY Trust, Series 2019-HIT-F (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.26	% (a)	11/15/2036	1,797,485
391,486	IMT Trust, Series 2017-APTS-EFL (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.26	% (a)	06/15/2034	389,136
391,486	IMT Trust, Series 2017-APTS-FFL (1 Month LIBOR USD + 2.85%, 2.85% Floor)	2.96	% (a)	06/15/2034	390,504
49,966	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.01	% (a)	06/15/2032	49,926
200,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-D (1 Month LIBOR USD + 2.10%, 2.10% Floor)	2.21	% (a)	06/15/2032	199,929
64,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.11	% (a)	06/15/2035	63,999

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,100,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2021-MHC-E (1 Month LIBOR USD + 2.45%, 2.45% Floor)	2.56	% (a)	04/15/2038	2,101,379
113,535	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	99,529
1,376,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20-C	4.58	% (i)	07/15/2047	1,375,224
5,200,171	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.59	% (i)(j)	12/15/2049	118,567
1,957,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54	% (a)(i)	07/05/2033	1,995,635
2,555,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.11	% (a)	07/15/2036	2,498,372
766,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-C	4.34	% (a)	05/05/2032	765,533
784,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-D	4.45	% (a)(i)	05/05/2032	769,650
915,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-E	4.45	% (a)(i)	05/05/2032	887,721
960,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-F	4.45	% (a)(i)	05/05/2032	865,188
1,049,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-G	4.45	% (a)(i)	05/05/2032	946,845
1,685,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN-EFX	3.97	% (a)	01/16/2037	1,654,628
1,447,072	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.77	% (i)(j)	02/15/2047	19,141
2,973,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.64	% (i)	08/15/2047	3,028,989
100,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.48	% (i)	09/15/2047	101,669
150,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.44	% (i)	11/15/2047	145,666
425,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.38	% (i)	01/15/2048	432,057
2,134,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-B	3.99%		10/15/2048	2,157,652
1,115,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.20	% (i)	05/15/2048	1,083,948
3,699,231	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.62	% (i)(j)	05/15/2048	62,962
4,787,574	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	0.82	% (i)(j)	08/15/2048	124,763
470,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.61	% (i)	12/15/2048	487,708
2,532,000	LCCM, Series 2017-LC26-C	4.71	% (a)	07/12/2050	2,620,952
3,389,519	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.77	% (a)(i)(j)	03/10/2049	121,802
13,622,874	LSTAR Commercial Mortgage Trust, Series 2017-5-X	0.86	% (a)(i)(j)	03/10/2050	351,247
2,837,000	Med Trust, Series 2021-MDLN-G (1 Month LIBOR USD + 5.25%, 5.25% Floor)	5.36	% (a)	11/15/2038	2,827,309
1,880,027	Merchants Bank of Indiana Multifamily Housing Mortgage Loan Trust, Series 2021-Q015-B (Secured Overnight Financing Rate 30 Day Average + 2.85%)	2.90	% (a)	08/25/2024	1,880,975
2,200,000	MF1 Ltd., Series 2021-FL7-C (1 Month LIBOR USD + 2.05%, 2.05% Floor)	2.16	% (a)	10/16/2036	2,192,720
2,538,000	MFT Trust, Series 2020-ABC-D	3.48	% (a)(i)	02/10/2042	2,380,759
2,500,000	MKT Mortgage Trust, Series 2020-525M-F	2.94	% (a)(i)	02/12/2040	2,299,150
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.50	% (i)	10/15/2047	101,993

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
360,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-C	4.14	% (i)	07/15/2050	369,470
274,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.50	% (i)	12/15/2047	279,487
393,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.31	% (a)	11/15/2034	392,845
590,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.26	% (a)	11/15/2034	572,047
284,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.46	% (a)	11/15/2034	259,988
837,000	Morgan Stanley Capital Trust, Series 2018-SUN-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	2.66	% (a)	07/15/2035	830,014
561,000	Morgan Stanley Capital Trust, Series 2018-SUN-G (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.16	% (a)	07/15/2035	557,485
2,489,000	Morgan Stanley Capital Trust, Series 2019-NUGS-F (1 Month LIBOR USD + 2.84%, 4.34% Floor)	4.34	% (a)	12/15/2036	2,491,902
2,500,000	MSCG Trust, Series 2018-SELF-F (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.16	% (a)	10/15/2037	2,489,745
1,919,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.31	% (a)	06/15/2035	1,792,065
1,183,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ1	3.50	% (a)(i)	01/15/2037	1,202,479
685,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ2	3.50	% (a)(i)	01/15/2037	687,209
639,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ3	3.50	% (a)(i)	01/15/2037	632,232
1,611,300	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-MSK1	3.25	% (a)(i)	12/15/2036	1,585,212
1,500,000	One New York Plaza Trust, Series 2020-1NYP-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.31	% (a)	01/15/2036	1,500,294
2,750,000	RLGH Trust, Series 2021-TROT-D (1 Month LIBOR USD + 1.71%, 1.71% Floor)	1.82	% (a)	04/15/2036	2,745,493
2,874,000	SoHo Trust, Series 2021-SOHO-B	2.70	% (a)(i)	08/10/2038	2,712,226
2,889,000	SREIT Trust, Series 2021-IND-F (1 Month LIBOR USD + 2.54%, 2.54% Floor)	2.65	% (a)	10/15/2038	2,863,717
961,000	STWD Ltd., Series 2019-FL1-D (Secured Overnight Financing Rate 30 Day Average + 2.46%, 2.35% Floor)	2.51	% (a)	07/15/2038	962,261
299,862	TTAN, Series 2021-MHC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	3.01	% (a)	03/15/2038	298,120
1,097,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.70	% (i)	02/15/2051	1,191,665
15,644,388	UBS Commercial Mortgage Trust, Series 2018-C8-XA	0.86	% (i)(j)	02/15/2051	680,340
1,321,442	VMC Finance LLC, Series 2019-FL3-D (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.76	% (a)	09/15/2036	1,312,419
100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		02/15/2048	98,723
400,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-C	4.09	% (i)	05/15/2048	412,133
9,816,641	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-XA	0.89	% (i)(j)	09/15/2058	271,748
5,144,230	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	0.97	% (i)(j)	11/15/2048	160,302
1,991,456	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.09	% (i)(j)	05/15/2048	55,828
6,798,354	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.65	% (i)(j)	07/15/2058	135,875
2,042,513	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.61	% (i)(j)	03/15/2059	116,401
3,977,074	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.62	% (i)(j)	11/15/2049	222,455
14,828,058	Wells Fargo Commercial Mortgage Trust, Series 2017-C38-XA	1.02	% (i)(j)	07/15/2050	639,263

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,423,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C41-C	4.51	% (i)	11/15/2050	2,447,735
2,523,927	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-XA	1.46	% (i)(j)	01/15/2060	148,776
2,267,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C47-C	4.93	% (i)	09/15/2061	2,355,829
1,136,277	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-D (1 Month LIBOR USD + 2.50%, 2.50% Floor)	2.61	% (a)	02/15/2040	1,133,999
1,136,277	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-E (1 Month LIBOR USD + 3.65%, 3.65% Floor)	3.76	% (a)	02/15/2040	1,141,998
2,972,326	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.02	% (i)(j)	08/15/2047	62,912

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $195,641,577)					187,336,064

Non-Agency Residential Collateralized Mortgage Obligations - 20.8%
3,313,930	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2A (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.28%		01/25/2037	2,429,167
1,345,102	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2D (1 Month LIBOR USD + 0.50%, 0.50% Floor)	0.60%		01/25/2037	1,017,723
3,507,897	Alternative Loan Trust, Series 2006-6CB-2A10	6.00%		05/25/2036	2,105,744
2,515,514	Alternative Loan Trust, Series 2006-OA6-1A1A (1 Month LIBOR USD + 0.42%, 0.42% Floor)	0.52%		07/25/2046	2,378,845
1,000,000	AMSR Trust, Series 2020-SFR4-E1	2.21	% (a)	11/17/2037	972,530
5,122,000	AMSR Trust, Series 2021-SFR3-G	3.80	% (a)	10/17/2038	4,974,546
8,746,528	APS Resecuritization Trust, Series 2015-3-1MZ (12 Month US Treasury Average + 0.96%, 0.96% Floor)	0.97	% (a)(k)	10/27/2046	7,502,710
1,799,830	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2007-HE2-A4 (1 Month LIBOR USD + 0.23%, 0.23% Floor)	0.33%		05/25/2037	1,481,767
1,292,301	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2-2A1	2.90	% (i)	07/25/2036	1,248,113
811,735	Bear Stearns Alt-A Trust, Series 2006-4-22A1	3.20	% (i)	08/25/2036	701,022
2,068,740	Chase Mortgage Finance Trust, Series 2007-S4-A4 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.70%		06/25/2037	737,638
5,516,359	CHL Mortgage Pass-Through Trust, Series 2007-14-A19	6.00%		09/25/2037	4,006,647
3,498,957	CHL Mortgage Pass-Through Trust, Series 2007-9-A13	5.75%		07/25/2037	2,488,659
8,688,000	CHL Mortgage Pass-Through Trust, Series 2018-GT1-A (1 Month LIBOR USD + 2.75%)	2.85	% (a)	05/25/2023	8,721,478
800,795	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	795,512
282,134	Countrywide Alternative Loan Trust, Series 2005-75CB-A3	5.50%		01/25/2036	247,370
542,966	Countrywide Alternative Loan Trust, Series 2006-23CB-2A2	6.50%		08/25/2036	275,887
345,542	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	284,153
509,712	Countrywide Alternative Loan Trust, Series 2008-1R-2A3	6.00%		08/25/2037	337,144
216,607	Countrywide Home Loans, Series 2005-HYB9-3A2A (12 Month LIBOR USD + 1.75%, 11.00% Cap)	1.99%		02/20/2036	192,097
281,692	Countrywide Home Loans, Series 2007-14-A15	6.50%		09/25/2037	215,091
493,252	Countrywide Home Loans, Series 2007-HY1-1A1	2.80	% (i)	04/25/2037	482,136
299,354	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-2-A5A	6.58	% (l)	09/25/2036	144,237
433,846	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-6A9	5.50%		11/25/2035	259,447
226,037	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	175,244
1,003,533	Credit Suisse Mortgage Capital Certificates, Series 2011-12R-3A5	2.19	% (a)(i)	07/27/2036	1,003,953
1,500,000	CSMC Mortgage-Backed Trust, Series 2021-NQM6-B1	3.29	% (a)(i)	07/25/2066	1,475,157
7,700,000	CSMC Trust, Series 2020-RPL6-A2	3.29	% (a)(i)	03/25/2059	7,606,844

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
131,187	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	6.50	% (a)(i)	07/27/2037	123,086
231,680	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01	% (i)	10/25/2036	233,315
6,452,000	FirstKey Homes Trust, Series 2021-SFR1-F1	3.24	% (a)	08/17/2038	6,329,535
15,000,000	FMC GMSR Issuer Trust, Series 2021-GT1-A	3.62	% (a)(i)	07/25/2026	14,910,207
500,000	GCAT LLC, Series 2019-NQM3-B1	3.95	% (a)(i)	11/25/2059	519,070
13,140,174	Home Partners of America Trust, Series 2019-2-F	3.87	% (a)	10/19/2039	13,051,804
949,225	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.54%, 0.54% Floor, 11.50% Cap)	0.64%		02/25/2037	909,469
1,402,420	IndyMac INDX Mortgage Loan Trust, Series 2006-AR19-2A1	3.13	% (i)	08/25/2036	1,314,056
417,733	JP Morgan Mortgage Trust, Series 2005-S3-1A2	5.75%		01/25/2036	266,945
381,841	JP Morgan Mortgage Trust, Series 2007-A2-4A1M	2.97	% (i)	04/25/2037	359,588
3,300,000	Legacy Mortgage Asset Trust, Series 2021-GS1-A2	3.84	% (a)(m)	10/25/2066	3,318,232
122,782	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	90,847
6,172,556	Lehman Trust, Series 2006-GP3-1A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor)	0.49%		06/25/2046	6,313,721
3,000,000	LoanDepot GMSR Master Trust, Series 2018-GT1-A (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.91	% (a)	10/16/2023	3,009,143
85,862	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	2.16	% (i)	04/25/2036	59,837
278,110	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A7	6.00%		03/25/2037	156,044
564,445	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	335,298
18,908,113	Merrill Lynch Mortgage Investors Trust, Series 2006-HE6-A1 (1 Month LIBOR USD + 0.28%, 0.28% Floor)	0.38%		11/25/2037	12,802,861
5,245,065	Morgan Stanley Mortgage Loan Trust, Series 2005-7-3A1	4.83	% (i)	11/25/2035	4,233,949
89,331	Morgan Stanley Mortgage Loan Trust, Series 2005-7-4A1	5.50%		11/25/2035	73,446
319,280	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.49	% (i)	02/25/2036	254,399
497,022	Morgan Stanley Mortgage Loan Trust, Series 2007-8XS-A1	5.75	% (i)	04/25/2037	319,909
9,385,361	Morgan Stanley Resecuritization Trust, Series 2013-R7-8B (12 Month US Treasury Average + 0.96%, 0.96% Floor)	1.04	% (a)(n)	12/26/2046	9,110,536
2,252,107	New Century Home Equity Loan Trust, Series 2006-1-A2B (1 Month LIBOR USD + 0.18%, 0.18% Floor, 12.50% Cap)	0.28%		05/25/2036	2,213,844
3,600,000	New York Mortgage Trust, Series 2021-BPL1-A2	2.98	% (a)(m)	05/25/2026	3,574,950
10,587,687	NovaStar Mortgage Funding Trust, Series 2006-3-A2C (1 Month LIBOR USD + 0.32%, 0.32% Floor)	0.42%		10/25/2036	8,662,598
7,665,374	PMT Credit Risk Transfer Trust 2019-2R, Series 2019-2R-A (1 Month LIBOR USD + 2.75%, 2.75% Floor)	2.85	% (a)	05/27/2023	7,603,466
673,054	PMT Credit Risk Transfer Trust, Series 2019-3R-A (1 Month LIBOR USD + 2.70%, 2.70% Floor)	2.80	% (a)	10/27/2022	673,922
500,000	PMT Credit Risk Transfer Trust, Series 2021-FT1-A (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.09	% (a)	03/25/2026	501,886
3,100,000	Progress Residential Trust, Series 2019-SFR4-F	3.68	% (a)	10/17/2036	3,126,948
1,100,000	Progress Residential Trust, Series 2021-SFR1-G	3.86	% (a)	04/17/2038	1,101,921
7,500,000	Progress Residential Trust, Series 2021-SFR2-F	3.40	% (a)	04/19/2038	7,457,534
8,100,000	Progress Residential Trust, Series 2021-SFR3-F	3.44	% (a)	05/17/2026	8,052,099
3,000,000	PRPM LLC, Series 2021-2-A2	3.77	% (a)(i)	03/25/2026	2,955,981
334,410	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	325,257
1,564,235	Residential Asset Securitization Trust, Series 2005-A15-5A2	5.75%		02/25/2036	905,907
348,744	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	210,970
3,259,487	Residential Funding Mortgage Securities Trust, Series 2006-S8-A10	6.00%		09/25/2036	3,068,471

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,750,000	Residential Mortgage Loan Trust, Series 2020-1-B1	3.95	% (a)(i)	01/26/2060	5,934,457
5,260,194	Soundview Home Loan Trust, Series 2007-OPT1-2A2 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	0.25%		06/25/2037	4,483,079
8,259,000	Spruce Hill Mortgage Loan Trust, Series 2020-SH2-M1	4.33	% (a)(i)	06/25/2055	8,348,341
1,116,000	Starwood Mortgage Residential Trust, Series 2019-INV1-B1	3.66	% (a)(i)	09/27/2049	1,120,506
924,119	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	3.02	% (i)	12/25/2035	883,350
9,217,200	Structured Asset Securities Corporation Mortgage Loan Trust, Series 2007-OSI-A4 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	0.30%		06/25/2037	7,441,882
6,259,664	Structured Asset Securities Corporation, Series 2007-RF1-1A (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.29	% (a)	03/25/2037	5,171,489
13,315,570	TBW Mortgage Backed Pass Through, Series 2006-3-4A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap)	0.50%		07/25/2036	584,976
13,315,656	TBW Mortgage Backed Pass Through, Series 2006-3-4A3 (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	7.00	% (j)(g)	07/25/2036	1,732,544
6,600,000	Toorak Mortgage Corporation Ltd., Series 2021-1-A2	3.10	% (a)(m)	06/25/2024	6,577,122
5,000,000	Tricon American Homes Trust, Series 2019-SFR1-F	3.75	% (a)	03/17/2038	5,037,275
2,533,514	Velocity Commercial Capital Loan Trust, Series 2018-2-M2	4.51	% (a)(i)	10/26/2048	2,618,051
644,888	Velocity Commercial Capital Loan Trust, Series 2018-2-M3	4.72	% (a)(i)	10/26/2048	657,437
1,615,702	Velocity Commercial Capital Loan Trust, Series 2019-1-M5	5.70	% (a)(i)	03/25/2049	1,633,169
2,662,426	Velocity Commercial Capital Loan Trust, Series 2019-2-M4	3.99	% (a)(i)	07/25/2049	2,663,789
3,100,000	Verus Securitization Trust, Series 2019-INV3-B1	3.73	% (a)(i)	11/25/2059	3,108,012
3,076,959	Verus Securitization Trust, Series 2020-NPL1-A1	3.60	% (a)(m)	08/25/2050	3,084,757
2,600,000	Verus Securitization Trust, Series 2021-3-B1	3.20	% (a)(i)	06/25/2066	2,567,985
5,000,000	Verus Securitization Trust, Series 2021-7-B1	4.14	% (a)(i)	10/25/2066	4,980,949
3,000,000	Verus Securitization Trust, Series 2021-R2-B1	3.25	% (a)(i)	02/25/2064	2,990,802
924,109	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY6-2A2	2.85	% (i)	06/25/2037	915,067
624,574	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-2-4CB	6.00%		03/25/2036	640,594
336,203	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	331,486
4,534,286	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2007-2-A4 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	0.40%		04/25/2037	3,986,148
8,500,000	ZH Trust, Series 2021-1-B	3.26	% (a)	02/18/2027	8,159,558

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $277,062,160)					268,444,737

US Corporate Bonds - 5.8%
425,000	Academy Ltd.	6.00	% (a)	11/15/2027	453,983
175,000	Acrisure LLC	6.00	% (a)	08/01/2029	173,058
475,000	Acuris Finance US, Inc.	5.00	% (a)	05/01/2028	473,347
295,000	AdaptHealth LLC	5.13	% (a)	03/01/2030	300,608
215,000	Aethon United Finance Corporation	8.25	% (a)	02/15/2026	231,202
85,000	Air Methods Corporation	8.00	% (a)	05/15/2025	72,870
400,000	Alliant Holdings Intermediate LLC	6.75	% (a)	10/15/2027	415,416
205,000	Allied Universal Holdco LLC	6.63	% (a)	07/15/2026	215,347
320,000	Allied Universal Holdco LLC	9.75	% (a)	07/15/2027	342,269
200,000	Allied Universal Holdco LLC	6.00	% (a)	06/01/2029	194,803
55,000	Ambience Merger Sub, Inc.	4.88	% (a)	07/15/2028	54,265
115,000	Ambience Merger Sub, Inc.	7.13	% (a)	07/15/2029	113,149

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
680,000	American Airlines, Inc.	5.75	% (a)	04/20/2029	728,113
2,628,490	American Airlines, Inc.	5.25%		01/15/2024	2,622,227
290,000	American Axle & Manufacturing, Inc.	5.00%		10/01/2029	284,934
305,000	AmWINS Group, Inc.	4.88	% (a)	06/30/2029	308,573
239,000	Antero Midstream Partners LP	5.75	% (a)	03/01/2027	247,903
230,000	Antero Resources Corporation	5.38	% (a)	03/01/2030	246,258
120,000	Apache Corporation	4.63%		11/15/2025	128,999
225,000	Apache Corporation	4.38%		10/15/2028	245,121
385,000	Arches Buyer, Inc.	4.25	% (a)	06/01/2028	385,497
290,000	Arconic Corporation	6.13	% (a)	02/15/2028	309,105
200,000	Ashton Woods Finance Company	4.63	% (a)	04/01/2030	196,803
40,000	AssuredPartners, Inc.	5.63	% (a)	01/15/2029	38,967
105,000	Austin BidCo, Inc.	7.13	% (a)	12/15/2028	108,562
295,000	Avaya, Inc.	6.13	% (a)	09/15/2028	313,209
185,000	B&G Foods, Inc.	5.25%		09/15/2027	191,456
375,000	Bausch Health Companies, Inc.	7.00	% (a)	01/15/2028	373,656
300,000	Bausch Health Companies, Inc.	4.88	% (a)	06/01/2028	306,543
140,000	Bausch Health Companies, Inc.	5.25	% (a)	01/30/2030	123,417
120,000	Beacon Roofing Supply, Inc.	4.13	% (a)	05/15/2029	120,118
150,000	Blue Racer Midstream LLC	7.63	% (a)	12/15/2025	159,156
25,000	Boxer Parent Company, Inc.	7.13	% (a)	10/02/2025	26,246
400,000	Boyd Gaming Corporation	4.75	% (a)	06/15/2031	408,698
485,000	Boyne USA, Inc.	4.75	% (a)	05/15/2029	500,382
195,000	Builders FirstSource, Inc.	4.25	% (a)	02/01/2032	202,217
225,000	Caesars Entertainment, Inc.	4.63	% (a)	10/15/2029	225,471
210,000	Calpine Corporation	4.50	% (a)	02/15/2028	218,238
130,000	Calpine Corporation	5.13	% (a)	03/15/2028	132,181
210,000	Calpine Corporation	4.63	% (a)	02/01/2029	207,431
430,000	Carnival Corporation	5.75	% (a)	03/01/2027	430,645
220,000	Carvana Corporation	5.63	% (a)	10/01/2025	220,275
385,000	Castle US Holding Corporation	9.50	% (a)	02/15/2028	401,907
175,000	Catalent Pharma Solutions, Inc.	3.50	% (a)	04/01/2030	174,755
355,000	CCO Holdings LLC	4.75	% (a)	03/01/2030	369,830
295,000	CCO Holdings LLC	4.50	% (a)	08/15/2030	302,444
180,000	CCO Holdings LLC	4.25	% (a)	01/15/2034	177,415
420,000	Cedar Fair LP	5.25%		07/15/2029	431,132
230,000	Cengage Learning, Inc.	9.50	% (a)	06/15/2024	231,677
140,000	Centene Corporation	3.00%		10/15/2030	142,554
265,000	Centene Corporation	2.50%		03/01/2031	258,423
155,000	Centene Corporation	2.63%		08/01/2031	152,158
270,000	Century Communities, Inc.	6.75%		06/01/2027	285,120
310,000	CenturyLink, Inc.	5.13	% (a)	12/15/2026	323,063
280,000	CenturyLink, Inc.	4.00	% (a)	02/15/2027	284,424
270,000	Chesapeake Energy Corporation	5.88	% (a)	02/01/2029	289,205
195,000	Clarivate Science Holdings Corporation	4.88	% (a)	07/01/2029	198,096
110,000	Clean Harbors, Inc.	5.13	% (a)	07/15/2029	116,878

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
55,000	Clear Channel Outdoor Holdings, Inc.	7.75	% (a)	04/15/2028	58,934
170,000	Clear Channel Outdoor Holdings, Inc.	7.50	% (a)	06/01/2029	181,767
305,000	Clearway Energy Operating LLC	4.75	% (a)	03/15/2028	321,080
380,000	CNX Midstream Partners LP	4.75	% (a)	04/15/2030	379,219
185,000	CNX Resources Corporation	6.00	% (a)	01/15/2029	192,660
150,000	CommScope Technologies LLC	5.00	% (a)	03/15/2027	140,400
225,000	CommScope, Inc.	4.75	% (a)	09/01/2029	224,000
290,000	Community Health Systems, Inc.	6.00	% (a)	01/15/2029	309,671
265,000	Community Health Systems, Inc.	6.88	% (a)	04/15/2029	270,374
270,000	Community Health Systems, Inc.	4.75	% (a)	02/15/2031	272,800
270,000	Consolidated Communications, Inc.	5.00	% (a)	10/01/2028	273,110
480,000	Cornerstone Building Brands, Inc.	6.13	% (a)	01/15/2029	513,715
285,000	Coty, Inc.	5.00	% (a)	04/15/2026	293,958
170,000	Coty, Inc.	6.50	% (a)	04/15/2026	175,530
470,000	CQP Holdco LP	5.50	% (a)	06/15/2031	491,300
445,000	CSC Holdings LLC	5.75	% (a)	01/15/2030	444,206
200,000	CSC Holdings LLC	4.63	% (a)	12/01/2030	189,588
495,000	CSI Compressco LP	7.50	% (a)	04/01/2025	500,680
190,000	CVR Nitrogen Finance Corporation	6.13	% (a)	06/15/2028	200,730
72,392	CWT Travel Group, Inc.	8.50	% (a)	11/19/2026	74,085
100,000	Dana, Inc.	5.38%		11/15/2027	105,030
65,000	Dana, Inc.	4.25%		09/01/2030	65,990
250,000	Dealer Tire LLC	8.00	% (a)	02/01/2028	260,584
160,000	Diamond BC B.V.	4.63	% (a)	10/01/2029	158,958
210,000	Diamond Sports Group LLC	5.38	% (a)	08/15/2026	105,241
245,000	DIRECTV Financing LLC	5.88	% (a)	08/15/2027	251,174
300,000	DISH DBS Corporation	5.88%		11/15/2024	308,568
195,000	DISH DBS Corporation	5.75	% (a)	12/01/2028	197,316
170,000	DISH DBS Corporation	5.13%		06/01/2029	154,975
510,000	Dun & Bradstreet Corporation	5.00	% (a)	12/15/2029	522,617
170,000	EES Finance Corporation	8.13%		05/01/2025	158,277
170,000	Embarq Corporation	8.00%		06/01/2036	190,679
290,000	Emergent BioSolutions, Inc.	3.88	% (a)	08/15/2028	278,773
140,000	Encompass Health Corporation	4.50%		02/01/2028	144,227
45,000	Encompass Health Corporation	4.75%		02/01/2030	46,416
145,000	Encompass Health Corporation	4.63%		04/01/2031	147,757
235,000	Endo Luxembourg Finance Company I SARL	6.13	% (a)	04/01/2029	230,764
240,000	Endure Digital, Inc.	6.00	% (a)	02/15/2029	223,537
110,000	Envision Healthcare Corporation	8.75	% (a)	10/15/2026	63,373
155,000	EQM Midstream Partners LP	4.75	% (a)	01/15/2031	164,158
245,000	EQT Corporation	7.50%		02/01/2030	315,208
385,000	EverArc Escrow SARL	5.00	% (a)	10/30/2029	385,864
220,000	Ferrellgas Escrow LLC	5.38	% (a)	04/01/2026	212,536
165,000	First Student Bidco, Inc.	4.00	% (a)	07/31/2029	160,630
630,000	Ford Motor Company	3.25%		02/12/2032	646,380
400,000	Ford Motor Credit Company LLC	4.39%		01/08/2026	431,452

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
260,000	Ford Motor Credit Company LLC	3.63%		06/17/2031	274,131
255,000	Fortress Transportation and Infrastructure Investors LLC	5.50	% (a)	05/01/2028	260,373
85,000	Frontier Communications Corporation	5.88	% (a)	10/15/2027	90,019
165,000	Frontier Communications Corporation	5.00	% (a)	05/01/2028	170,249
105,000	Frontier Communications Corporation	6.75	% (a)	05/01/2029	109,361
23,218	Frontier Communications Corporation	5.88%		11/01/2029	23,251
110,000	Full House Resorts, Inc.	8.25	% (a)	02/15/2028	115,656
200,000	Gap, Inc.	3.88	% (a)	10/01/2031	197,578
250,000	GCI LLC	4.75	% (a)	10/15/2028	256,924
380,000	Glatfelter Corporation	4.75	% (a)	11/15/2029	392,437
220,000	Global Access, Inc.	5.00	% (a)	07/15/2029	222,562
348,989	Global Aircraft Leasing Company (7.25% PIK)	7.00	% (a)	09/15/2024	337,164
240,000	Golden Entertainment, Inc.	7.63	% (a)	04/15/2026	251,850
470,000	Golden Nugget, Inc.	6.75	% (a)	10/15/2024	470,611
280,000	Goodyear Tire & Rubber Company	5.25	% (a)	07/15/2031	304,416
125,000	GrafTech Finance, Inc.	4.63	% (a)	12/15/2028	127,098
305,000	Griffon Corporation	5.75%		03/01/2028	317,385
182,043	Gulfport Energy Corporation	8.00	% (a)	05/17/2026	198,844
400,000	Gulfport Escrow	0.00%		05/15/2025	18,000
315,000	Helios Software Holdings, Inc.	4.63	% (a)	05/01/2028	310,066
170,000	Hertz Corporation	5.00	% (a)	12/01/2029	170,452
365,000	Hess Midstream Operations LP	4.25	% (a)	02/15/2030	362,885
225,000	Hexion, Inc.	7.88	% (a)	07/15/2027	237,600
220,000	Hightower Holding LLC	6.75	% (a)	04/15/2029	226,293
295,000	HilCorporationEnergy LP	6.25	% (a)	11/01/2028	310,533
15,000	Hilton Domestic Operating Company, Inc.	5.38	% (a)	05/01/2025	15,625
20,000	Hilton Domestic Operating Company, Inc.	5.75	% (a)	05/01/2028	21,396
300,000	Icahn Enterprises LP	5.25%		05/15/2027	308,920
55,000	iHeartCommunications, Inc.	8.38%		05/01/2027	58,059
305,000	II-VI, Inc.	5.00	% (a)	12/15/2029	312,107
325,000	Illuminate Buyer LLC	9.00	% (a)	07/01/2028	347,046
335,000	Installed Building Products, Inc.	5.75	% (a)	02/01/2028	348,892
145,000	Iron Mountain, Inc.	4.88	% (a)	09/15/2029	150,307
350,000	Iron Mountain, Inc.	4.50	% (a)	02/15/2031	354,375
235,000	iStar, Inc.	4.75%		10/01/2024	244,104
148,000	Kraft Heinz Foods Company	5.00%		07/15/2035	181,348
575,000	Kraft Heinz Foods Company	5.20%		07/15/2045	732,796
510,000	Kraton Polymers LLC	4.25	% (a)	12/15/2025	528,546
155,000	LBM Acquisition LLC	6.25	% (a)	01/15/2029	153,475
155,000	LD Holdings Group LLC	6.50	% (a)	11/01/2025	153,092
165,000	LD Holdings Group LLC	6.13	% (a)	04/01/2028	155,747
200,000	Leeward Renewable Energy Operations LLC	4.25	% (a)	07/01/2029	202,296
220,000	Legends Hospitality Holding Company LLC	5.00	% (a)	02/01/2026	221,391
115,000	Level 3 Financing, Inc.	3.75	% (a)	07/15/2029	109,436
195,000	LFS Topco LLC	5.88	% (a)	10/15/2026	201,540
240,000	LifePoint Health, Inc.	4.38	% (a)	02/15/2027	242,057

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
195,000	LifePoint Health, Inc.	5.38	% (a)	01/15/2029	194,306
167,012	Ligado Networks LLC (15.50% PIK)	15.00	% (a)	11/01/2023	135,559
550,000	Lions Gate Capital Holdings LLC	5.50	% (a)	04/15/2029	560,601
130,000	Live Nation Entertainment, Inc.	6.50	% (a)	05/15/2027	142,344
200,000	Logan Merger Sub, Inc.	5.50	% (a)	09/01/2027	202,608
270,000	LSF9 Atlantis Holdings LLC	7.75	% (a)	02/15/2026	273,330
285,000	M/I Homes, Inc.	4.95%		02/01/2028	297,503
160,000	Madison IAQ LLC	4.13	% (a)	06/30/2028	160,636
160,000	Madison IAQ LLC	5.88	% (a)	06/30/2029	160,245
130,000	Magic Mergeco, Inc.	7.88	% (a)	05/01/2029	128,272
120,000	Match Group, Inc.	4.63	% (a)	06/01/2028	125,075
360,000	Matterhorn Merger Sub LLC	8.50	% (a)	06/01/2026	360,374
160,000	Mav Acquisition Corporation	5.75	% (a)	08/01/2028	158,642
315,000	Metis Merger Sub LLC	6.50	% (a)	05/15/2029	309,832
250,000	Michaels Companies, Inc.,	5.25	% (a)	05/01/2028	250,524
150,000	Midwest Gaming Borrower LLC	4.88	% (a)	05/01/2029	150,978
100,000	ModivCare Escrow Issuer, Inc.	5.00	% (a)	10/01/2029	102,278
175,000	ModivCare, Inc.	5.88	% (a)	11/15/2025	183,960
170,000	Moss Creek Resources Holdings, Inc.	7.50	% (a)	01/15/2026	159,127
75,000	Mozart Debt Merger Sub, Inc.	5.25	% (a)	10/01/2029	76,179
123,000	MPH Acquisition Holdings LLC	5.75	% (a)	11/01/2028	117,159
225,000	Murphy Oil USA, Inc.	4.75%		09/15/2029	237,135
120,000	Nabors Industries Ltd.	7.25	% (a)	01/15/2026	111,125
125,000	Nabors Industries, Inc.	7.38	% (a)	05/15/2027	129,524
210,000	National FINL Partners Corporation	6.88	% (a)	08/15/2028	210,920
305,000	Nationstar Mortgage Holdings, Inc.	5.75	% (a)	11/15/2031	303,904
225,000	Navient Corporation	5.00%		03/15/2027	229,697
255,000	NCL Corporation Ltd.	5.88	% (a)	03/15/2026	254,203
275,000	NESCO Holdings II, Inc.	5.50	% (a)	04/15/2029	284,426
200,000	NFP Corporation	4.88	% (a)	08/15/2028	202,304
415,000	NGL Energy Operating LLC	7.50	% (a)	02/01/2026	428,531
180,000	NGL Energy Partners LP	7.50%		04/15/2026	154,537
685,000	NRG Energy, Inc.	3.63	% (a)	02/15/2031	669,046
265,000	Oasis Petroleum, Inc.	6.38	% (a)	06/01/2026	278,640
155,000	Occidental Petroleum Corporation	8.00%		07/15/2025	181,117
450,000	Occidental Petroleum Corporation	6.63%		09/01/2030	557,631
360,000	Occidental Petroleum Corporation	6.13%		01/01/2031	438,005
155,000	Occidental Petroleum Corporation	6.45%		09/15/2036	197,935
155,000	Occidental Petroleum Corporation	6.60%		03/15/2046	201,356
220,000	Olympus Water US Holding Corporation	4.25	% (a)	10/01/2028	219,097
400,000	Organon & Company	5.13	% (a)	04/30/2031	418,590
29,000	Ortho Clinical Diagnostics, Inc.	7.38	% (a)	06/01/2025	30,624
229,000	Ortho-Clinical Diagnostics, Inc.	7.25	% (a)	02/01/2028	246,512
255,000	Ovintiv, Inc.	7.38%		11/01/2031	332,789
303,000	Panther BF Aggregator LP	6.25	% (a)	05/15/2026	317,397
240,000	Panther BF Aggregator LP	8.50	% (a)	05/15/2027	254,708

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
315,000	Par Petroleum Finance Corporation	7.75	% (a)	12/15/2025	319,601
200,000	Park Intermediate Holdings LLC	4.88	% (a)	05/15/2029	204,804
75,000	PBF Holding Company LLC	6.00%		02/15/2028	48,297
135,051	Peabody Energy Corporation (6.00% + 2.50% PIK)	9.00	% (a)	12/31/2024	128,757
140,000	PECF USS Intermediate Holding III Corporation	8.00	% (a)	11/15/2029	145,186
145,000	Penn National Gaming, Inc.	4.13	% (a)	07/01/2029	140,870
245,000	PennyMac Financial Services, Inc.	4.25	% (a)	02/15/2029	235,914
225,000	Performance Food Group, Inc.	5.50	% (a)	10/15/2027	235,072
180,000	Performance Food Group, Inc.	4.25	% (a)	08/01/2029	178,862
500,000	PetSmart, Inc.	7.75	% (a)	02/15/2029	544,007
148,000	PIC AU Holdings LLC	10.00	% (a)	12/31/2024	152,640
435,000	Pike Corporation	5.50	% (a)	09/01/2028	436,609
105,000	Post Holdings, Inc.	5.50	% (a)	12/15/2029	110,490
420,000	Post Holdings, Inc.	4.63	% (a)	04/15/2030	428,530
235,000	Premier Entertainment Sub LLC	5.63	% (a)	09/01/2029	233,495
235,000	Premier Entertainment Sub LLC	5.88	% (a)	09/01/2031	236,175
255,000	Prime Security Services Borrower LLC	6.25	% (a)	01/15/2028	266,290
350,000	Radiate Finance, Inc.	4.50	% (a)	09/15/2026	353,927
75,000	Radiate Finance, Inc.	6.50	% (a)	09/15/2028	75,454
325,000	Radiology Partners, Inc.	9.25	% (a)	02/01/2028	341,749
175,000	Rattler Midstream LP	5.63	% (a)	07/15/2025	182,175
105,000	Real Hero Merger Sub 2, Inc.	6.25	% (a)	02/01/2029	104,984
185,000	Realogy Group LLC	7.63	% (a)	06/15/2025	196,285
190,000	Realogy Group LLC	5.75	% (a)	01/15/2029	195,040
215,000	Rent-A-Center, Inc.	6.38	% (a)	02/15/2029	224,443
100,000	Roller Bearing Company of America, Inc.	4.38	% (a)	10/15/2029	102,125
420,000	RP Escrow Issuer LLC	5.25	% (a)	12/15/2025	424,229
120,000	Sabre Global, Inc.	9.25	% (a)	04/15/2025	135,738
360,000	Schweitzer-Mauduit International, Inc.	6.88	% (a)	10/01/2026	377,111
175,000	Scientific Games International, Inc.	8.25	% (a)	03/15/2026	184,411
100,000	SCIH Salt Holdings, Inc.	6.63	% (a)	05/01/2029	93,640
200,000	Seagate HDD Cayman	3.38%		07/15/2031	195,466
410,000	SEG Holding LLC	5.63	% (a)	10/15/2028	430,080
290,000	Select Medical Corporation	6.25	% (a)	08/15/2026	307,551
525,000	Six Flags Entertainment Corporation	4.88	% (a)	07/31/2024	530,848
260,000	Southwestern Energy Company	5.38%		02/01/2029	275,318
215,000	Southwestern Energy Company	4.75%		02/01/2032	226,834
285,000	Spectrum Brands, Inc.	5.00	% (a)	10/01/2029	299,313
60,000	Springleaf Finance Corporation	7.13%		03/15/2026	68,488
95,000	Springleaf Finance Corporation	6.63%		01/15/2028	106,535
225,000	SRS Distribution, Inc.	4.63	% (a)	07/01/2028	226,188
350,000	SRS Distribution, Inc.	6.13	% (a)	07/01/2029	357,189
105,000	Staples, Inc.	7.50	% (a)	04/15/2026	108,024
85,000	Staples, Inc.	10.75	% (a)	04/15/2027	80,201
145,000	Station Casinos LLC	4.63	% (a)	12/01/2031	146,436
330,000	Suburban Propane Partners LP	5.00	% (a)	06/01/2031	334,272

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
240,000	SunCoke Energy, Inc.	4.88	% (a)	06/30/2029	239,161
230,000	Sunoco LP	6.00%		04/15/2027	240,097
100,000	Sunoco LP	4.50%		05/15/2029	101,722
285,000	SWF Escrow Issuer Corporation	6.50	% (a)	10/01/2029	274,344
385,000	Targa Resources Partners Finance Corporation	4.88%		02/01/2031	418,757
165,000	Tempur Sealy International, Inc.	4.00	% (a)	04/15/2029	168,124
435,000	Tenet Healthcare Corporation	6.25	% (a)	02/01/2027	450,814
475,000	Tenet Healthcare Corporation	6.13	% (a)	10/01/2028	502,671
315,000	Tenet Healthcare Corporation	4.25	% (a)	06/01/2029	320,440
190,000	Tenneco, Inc.	5.13	% (a)	04/15/2029	186,000
125,000	Terrier Media Buyer, Inc.	8.88	% (a)	12/15/2027	135,288
510,000	T-Mobile USA, Inc.	3.38%		04/15/2029	520,542
115,000	T-Mobile USA, Inc.	3.38	% (a)	04/15/2029	117,377
120,000	T-Mobile USA, Inc.	2.88%		02/15/2031	118,720
155,000	TMS International Corporation	6.25	% (a)	04/15/2029	154,443
275,000	Townsquare Media, Inc.	6.88	% (a)	02/01/2026	292,130
70,000	TransDigm, Inc.	8.00	% (a)	12/15/2025	73,936
285,000	TransDigm, Inc.	5.50%		11/15/2027	294,056
435,000	Transocean Poseidon Ltd.	6.88	% (a)	02/01/2027	420,771
225,000	Transocean Proteus Ltd.	6.25	% (a)	12/01/2024	222,296
111,000	Transocean, Inc.	11.50	% (a)	01/30/2027	108,895
305,000	Trident TPI Holdings, Inc.	6.63	% (a)	11/01/2025	306,080
360,000	Triton Water Holdings, Inc.	6.25	% (a)	04/01/2029	345,784
120,000	Triumph Group, Inc.	6.25	% (a)	09/15/2024	120,881
205,000	Triumph Group, Inc.	7.75%		08/15/2025	203,676
65,000	Tronox, Inc.	4.63	% (a)	03/15/2029	65,036
185,000	Uber Technologies, Inc.	4.50	% (a)	08/15/2029	188,740
300,000	Unifrax Escrow Issuer Corporation	5.25	% (a)	09/30/2028	303,810
25,000	Unifrax Escrow Issuer Corporation	7.50	% (a)	09/30/2029	25,286
100,000	United Airlines, Inc.	4.38	% (a)	04/15/2026	104,405
340,000	United Airlines, Inc.	4.63	% (a)	04/15/2029	351,332
310,000	United Natural Foods, Inc.	6.75	% (a)	10/15/2028	332,405
205,000	Uniti Group LP	6.50	% (a)	02/15/2029	204,606
230,000	Univision Communications, Inc.	4.50	% (a)	05/01/2029	232,709
310,000	US Foods, Inc.	4.63	% (a)	06/01/2030	313,968
465,000	USA Compression Partners LP	6.88%		09/01/2027	491,645
290,000	Venture Global Calcasieu Pass LLC	4.13	% (a)	08/15/2031	307,902
310,000	Victoria’s Secret Company	4.63	% (a)	07/15/2029	317,449
85,000	Viking Cruises Ltd.	13.00	% (a)	05/15/2025	96,316
605,000	Viking Cruises Ltd.	5.88	% (a)	09/15/2027	576,686
145,000	Viper Energy Partners LP	5.38	% (a)	11/01/2027	149,947
285,000	Vizient, Inc.	6.25	% (a)	05/15/2027	297,754
385,000	WASH Multifamily Acquisition, Inc.	5.75	% (a)	04/15/2026	405,095
190,000	Waste Pro, Inc.	5.50	% (a)	02/15/2026	189,248
13,000	Weatherford International Ltd.	11.00	% (a)	12/01/2024	13,404
120,000	Weatherford International Ltd.	6.50	% (a)	09/15/2028	127,140

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
80,000	Weatherford International Ltd.	8.63	% (a)	04/30/2030	83,184
290,000	Western Midstream Operating LP	5.30%		02/01/2030	319,297
170,000	Wheel Pros, Inc.	6.50	% (a)	05/15/2029	163,439
153,000	Wolverine Escrow LLC	9.00	% (a)	11/15/2026	145,521
305,000	WR Grace Holdings LLC	5.63	% (a)	08/15/2029	313,006
295,000	XHR LP	4.88	% (a)	06/01/2029	300,667
120,000	Yum! Brands, Inc.	7.75	% (a)	04/01/2025	126,592

Total US Corporate Bonds (Cost $72,504,112)					74,178,915

US Government and Agency Mortgage Backed Obligations - 3.2%
5,273,695	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.31	% (i)(j)	03/25/2023	54,309
7,100,000	Federal Home Loan Mortgage Corporation, Series 2020-DNA2-B1 (1 Month LIBOR USD + 2.50%, 2.50% Floor)	2.60	% (a)	02/25/2050	7,128,221
1,028,379	Federal Home Loan Mortgage Corporation, Series 3926-HS (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	6.34	% (g)(j)	09/15/2041	171,681
44,051	Federal Home Loan Mortgage Corporation, Series 4390-NY	3.00%		06/15/2040	44,298
294,729	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	303,868
11,003,363	Federal National Mortgage Association, Series 2017-11-SK (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.95	% (g)(j)	03/25/2047	2,530,132
10,840,092	Federal National Mortgage Association, Series 2020-54-AS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.05	% (g)(j)	08/25/2050	2,175,122
25,519,372	Federal National Mortgage Association, Series 2021-M8-X	0.45	% (i)(j)	11/25/2035	969,647
46,098,849	Government National Mortgage Association, Series 2013-155-IB	0.00	% (i)(j)	09/16/2053	278,631
9,674,117	Government National Mortgage Association, Series 2019-128-KS (-1 x 1 Month LIBOR USD + 2.85%, 2.85% Cap)	2.75	% (g)(j)	10/20/2049	541,928
8,333,030	Government National Mortgage Association, Series 2020-104-SB (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.05	% (g)(j)	07/20/2050	1,880,275
24,835,777	Government National Mortgage Association, Series 2020-115-SA (-1 x 1 Month LIBOR USD + 4.20%, 4.20% Cap)	4.10	% (g)(j)	08/20/2050	3,066,511
17,920,998	Government National Mortgage Association, Series 2020-115-YS (-1 x 1 Month LIBOR USD + 4.20%, 4.20% Cap)	4.10	% (g)(j)	08/20/2050	2,506,472
43,298,691	Government National Mortgage Association, Series 2020-129-SA (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	3.65	% (g)(j)	09/20/2050	4,364,040
44,722,964	Government National Mortgage Association, Series 2020-146-IJ	2.50	% (j)	10/20/2050	5,409,001
18,469,167	Government National Mortgage Association, Series 2020-189-SU (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.20	% (g)(j)	12/20/2050	3,768,755
13,975,818	Government National Mortgage Association, Series 2021-193-DS (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	2.55	% (g)(j)	11/20/2051	1,014,862
10,272,754	Government National Mortgage Association, Series 2021-1-SH (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.20	% (g)(j)	01/20/2051	2,060,543
32,791,516	Government National Mortgage Association, Series 2021-35-IO	1.02	% (i)(j)	12/16/2062	2,846,464

Total US Government and Agency Mortgage Backed Obligations (Cost $47,124,538)					41,114,760

Affiliated Mutual Funds - 3.5%
4,606,536	DoubleLine Global Bond Fund (Class I)				45,328,316

Total Affiliated Mutual Funds (Cost $46,429,210)					45,328,316

Common Stocks - 0.0%
2,146	CWT Travel Holdings, Inc. (e)(n)				74,037
15,858	Foresight Equity (e)(n)				301,933

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,568	Frontera Energy Corporation (e)				45,327
138	Frontera Holdings LLC Equity (e)(n)				259
9,088	McDermott International Ltd. (e)				3,726

Total Common Stocks (Cost $776,050)					425,282

Warrants - 0.0%
3,500	Avation PLC, Expiration 10/21/2026, Strike Price GBP 0.54 (e)(n)				1,421
29,269	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00 (e)(n)				—

Total Warrants (Cost —)					1,421

Short Term Investments - 3.1%
13,519,948	First American Government Obligations Fund - Class U	0.03	% (d)		13,519,948
13,518,085	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03	% (d)		13,518,085
13,518,085	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03	% (d)		13,518,085

Total Short Term Investments (Cost $40,556,118)					40,556,118

Total Investments - 99.6% (Cost $1,316,006,823)					1,284,252,184
Other Assets in Excess of Liabilities - 0.4%					5,056,439

NET ASSETS - 100.0%					$1,289,308,623

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)	Principal only security

(c)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(d)	Seven-day yield as of period end

(e)	Non-income producing security

(f)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(g)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(h)	Perpetual Maturity. The date disclosed is the next call date of the security.

(i)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(j)	Interest only security

(k)

This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(l)

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of period end.

(m)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

(n)	Value determined using significant unobservable inputs.

(o)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

BRL	Brazilian Real

GBP	British Pound

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	20.8%
Collateralized Loan Obligations	19.4%
Non-Agency Commercial Mortgage Backed Obligations	14.5%
Bank Loans	9.7%
Foreign Corporate Bonds	8.4%
Asset Backed Obligations	6.9%
US Corporate Bonds	5.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	4.3%
Affiliated Mutual Funds	3.5%
US Government and Agency Mortgage Backed Obligations	3.2%
Short Term Investments	3.1%
Common Stocks	0.0%	(p)
Warrants	0.0%	(p)
Other Assets and Liabilities	0.4%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	20.8%
Collateralized Loan Obligations	19.4%
Non-Agency Commercial Mortgage Backed Obligations	14.5%
Asset Backed Obligations	6.9%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	4.3%
Affiliated Mutual Funds	3.5%
US Government and Agency Mortgage Backed Obligations	3.2%
Short Term Investments	3.1%
Energy	2.3%
Banking	2.1%
Utilities	2.0%
Healthcare	1.8%
Electronics/Electric	1.7%
Business Equipment and Services	1.2%
Transportation	1.0%
Media	0.9%
Finance	0.9%
Telecommunications	0.8%
Chemicals/Plastics	0.8%
Retailers (other than Food/Drug)	0.7%
Aerospace & Defense	0.7%
Building and Development (including Steel/Metals)	0.6%
Leisure	0.6%
Industrial Equipment	0.5%
Automotive	0.5%
Mining	0.5%
Technology	0.5%
Insurance	0.4%
Food Products	0.4%
Hotels/Motels/Inns and Casinos	0.4%
Commercial Services	0.3%
Consumer Products	0.3%
Containers and Glass Products	0.3%
Construction	0.2%
Pharmaceuticals	0.2%
Food Service	0.2%
Chemical Products	0.2%
Financial Intermediaries	0.2%
Environmental Control	0.2%
Diversified Manufacturing	0.1%
Conglomerates	0.1%
Beverage and Tobacco	0.1%
Pulp & Paper	0.1%
Real Estate	0.1%
Cosmetics/Toiletries	0.0%	(p)
Food/Drug Retailers	0.0%	(p)
Other Assets and Liabilities	0.4%

	100.0%

(p)	Represents less than 0.05% of net assets

A summary of the DoubleLine Flexible Income Fund’s investments in affiliated mutual funds for the period ended December 31, 2021 is as follows:

Fund	Value at March 31, 2021	Gross Purchases	Gross Sales	Shares Held at December 31, 2021	Value at December 31, 2021	Change in Unrealized for the Period Ended December 31, 2021	Dividend Income Earned for the Period Ended December 31, 2021	Net Realized Gain (Loss) for the Period Ended December 31, 2021
DoubleLine Global Bond Fund (Class I)	$47,032,734	$—	$—	4,606,536	$45,328,316	$(1,704,418)	$509,275	$—

Notes to Schedule of Investments

December 31, 2021 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”, formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2021:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$1,118,086,033	$237,487,663	$12,216,818	$5,050,345	$515,277,655	$38,977,992
Affiliated Mutual Funds	—	1,022,379,653	—	4,539,019	—	—
Common Stocks	—	2,141,785	1,859,970	—	727,136	13,226
Exchange Traded Funds	—	—	—	4,632,744	—	—
Real Estate Investment Trusts	—	—	—	2,048,120	—	—

Total Level 1	1,118,086,033	1,262,009,101	14,076,788	16,270,228	516,004,791	38,991,218
Level 2
US Government and Agency Mortgage Backed Obligations	$21,090,282,907	$1,597,601,998	$—	$5,477,185	$325,414,275	$—
Non-Agency Residential Collateralized Mortgage Obligations	12,891,827,358	1,069,239,314	—	6,104,095	1,252,201,222	—
Non-Agency Commercial Mortgage Backed Obligations	5,552,680,861	949,053,506	—	—	1,189,912,413	1,494,876
US Government and Agency Obligations	3,824,340,613	2,281,306,196	—	—	609,901,841	—
Asset Backed Obligations	2,911,317,929	489,682,699	—	—	654,503,259	—
Collateralized Loan Obligations	1,455,324,601	399,103,628	—	—	1,266,427,427	7,426,182
US Corporate Bonds	14,556,581	1,628,664,444	—	—	403,575,921	32,106,200
Foreign Corporate Bonds	—	880,244,512	554,415,827	—	904,225,221	1,782,143
Bank Loans	—	515,135,224	—	—	486,477,393	305,905,475
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	276,892,538	303,975,082	—	166,431,875	—
Municipal Bonds	—	7,401,521	—	—	—	—
Other Short Term Investments	—	—	—	2,996,891	—	—

Total Level 2	47,740,330,850	10,094,325,580	858,390,909	14,578,171	7,259,070,847	348,714,876
Level 3
Repurchase Agreements	$361,062,689	$30,088,558	$—	$—	$—	$—
Asset Backed Obligations	101,472,389	9,139,070	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	95,705,855	142,318	—	—	—	—
Collateralized Loan Obligations	508,893	—	—	160,982	—	—
Bank Loans	—	497,200	—	—	—	398,148
Common Stocks	—	1,917,764	—	—	—	1,099,017

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Warrants	$—	$12,614	$—	$—	$—	$—

Total Level 3	558,749,826	41,797,524	—	160,982	—	1,497,165

Total	$49,417,166,709	$11,398,132,205	$872,467,697	$31,009,381	$7,775,075,638	$389,203,259
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—
Level 2
Unfunded Loan Commitments	—	791,864	—	—	—	441,519
Futures Contracts	—	—	—	130,357	—	—
Excess Return Swaps	—	—	—	92,122	—	—

Total Level 2	—	791,864	—	222,479	—	441,519
Level 3	—	—	—	—	—	—

Total Level 3	—	—	—	—	—	—

Total	$—	$791,864	$—	$222,479	$—	$441,519

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$584,073,798	$40,556,118	$5,205,941	$990,996	$26,347,877	$17,780,186
Common Stocks	16,188	49,053	172,961	—	—	—
Affiliated Mutual Funds	—	45,328,316	—	—	—	—

Total Level 1	584,089,986	85,933,487	5,378,902	990,996	26,347,877	17,780,186
Level 2
US Government and Agency Obligations	$1,663,585,754	$—	$—	$16,624,711	$—	$233,430,149
Collateralized Loan Obligations	1,426,374,780	249,720,190	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	1,164,173,552	259,334,201	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	1,125,239,864	186,222,227	—	—	—	—
Bank Loans	719,894,142	125,408,231	—	—	—	—
Asset Backed Obligations	677,803,306	68,001,860	—	—	—	—
Foreign Corporate Bonds	594,044,980	108,309,626	206,909,916	—	—	—
US Corporate Bonds	458,677,315	74,178,915	—	—	—	—
US Government and Agency Mortgage Backed Obligations	325,588,538	41,114,760	—	53,692,994	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	99,923,470	54,877,232	49,328,310	—	—	447,089,938
Other Short Term Investments	—	—	—	499,993	186,814,442	—

Total Level 2	8,255,305,701	1,167,167,242	256,238,226	70,817,698	186,814,442	680,520,087
Level 3
Repurchase Agreements	38,685,288	—	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	5,871,403	1,113,837	—	—	—	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Common Stocks	$1,119,364	$376,229	$—	$—	$—	$—
Bank Loans	405,520	108,715	—	—	—	—
Asset Backed Obligations	—	20,368,018	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	—	9,110,536	—	—	—	—
Collateralized Loan Obligations	—	72,699	—	—	—	—
Warrants	—	1,421	—	—	—	—

Total Level 3	46,081,575	31,151,455	—	—	—	—

Total	$8,885,477,262	$1,284,252,184	$261,617,128	$71,808,694	$213,162,319	$698,300,273

Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2
Excess Return Swaps	685,616,865	—	—	—	14,513,615	—
Unfunded Loan Commitments	36,438	198,535	—	—	—	—
Futures Contracts	—	—	—	483,307	—	—
Forward Currency Exchange Contracts	—	—	—	—	—	(242,964)

Total Level 2	685,653,303	198,535	—	483,307	14,513,615	(242,964)
Level 3	—	—	—	—	—	—

Total Level 3	—	—	—	—	—	—

Total	$685,653,303	$198,535	$—	$483,307	$14,513,615	$(242,964)

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$24,450,347	$1,305,764	$2,375,669	$546,632	$206,264	$18,466,039
Affiliated Mutual Funds	—	—	7,857,680	—	—	—

Total Level 1	24,450,347	1,305,764	10,233,349	546,632	206,264	18,466,039
Level 2
Asset Backed Obligations	$291,385,845	$—	$2,351,007	$—	$—	$3,407,976
US Corporate Bonds	179,903,176	10,559,706	5,678,680	3,900,670	—	1,044,996
Foreign Corporate Bonds	68,886,019	5,527,453	5,957,278	808,814	1,797,385	—
Commercial Paper	—	12,990,584	—	—	—	—
US Government and Agency Obligations	—	—	18,544,075	2,805,909	—	4,103,981
Collateralized Loan Obligations	—	—	17,504,050	4,696,937	—	21,018,352
Non-Agency Commercial Mortgage Backed Obligations	—	—	14,210,344	3,036,103	—	24,606,692
Non-Agency Residential Collateralized Mortgage Obligations	—	—	12,748,600	—	—	28,533,172
US Government and Agency Mortgage Backed Obligations	—	—	4,175,218	—	—	17,004,591
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	635,069	—	7,273,494	—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Total Level 2	$540,175,040	$29,077,743	$81,804,321	$15,248,433	$9,070,879	$99,719,760
Level 3
Foreign Corporate Bonds	$2,469,714	$—	$—	$—	$—	$—
Asset Backed Obligations	—	—	—	—	—	8,513,739
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,182,274

Total Level 3	2,469,714	—	—	—	—	9,696,013

Total	$567,095,101	$30,383,507	$92,037,670	$15,795,065	$9,277,143	$127,881,812

Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—
Level 2
Excess Return Swaps	—	—	6,925,970	2,858,451	—	—
Forward Currency Exchange Contracts	—	—	(5,323,406)	—	—	—

Total Level 2	—	—	1,602,564	2,858,451	—	—
Level 3	—	—	—	—	—	—

Total Level 3	—	—	—	—	—	—

Total	$—	$—	$1,602,564	$2,858,451	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$10,876,871
Money Market Funds	42,745

Total Level 1	10,919,616
Level 2
US Government and Agency Obligations	$2,152,360

Total Level 2	2,152,360
Level 3	—

Total	$13,071,976

Other Financial Instruments
Level 1	$—

Total Level 1	—
Level 2
Excess Return Swaps	347,041

Total Level 2	347,041
Level 3	—

Total Level 3	—

Total	$347,041

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Total Return Bond Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Repurchase Agreements	$378,000,000	$(10,939)	$(1,224,371)	$(3,211)	$378,006,720	$(393,705,510)	$—	$—	$361,062,689	$—
Asset Backed Obligations	—	—	(2,467,447)	—	103,939,836	—	—	—	101,472,389	—
Non-Agency Residential Collateralized Mortgage Obligations	71,682,524	264,853	(1,561)	407,071	4,341,894	(13,560,471)	32,571,545	—	95,705,855	(922,795)
Collateralized Loan Obligations	369,501	—	100,972	8,191	30,229	—	—	—	508,893	124,777

Total	$450,052,025	$253,914	$(3,592,407)	$412,051	$486,318,679	$(407,265,981)	$32,571,545	$—	$558,749,826	$(798,018)

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Asset Backed Obligations	$14,840,624	$1	$(1,153,473)	$—	$6,799,108	$(118,242)	$—	$—	$20,368,018	$(1,067,237)
Non-Agency Residential Collateralized Mortgage Obligations	10,060,931	134,662	(6,935)	139,966	—	(1,218,088)	—	—	9,110,536	74,673
Non-Agency Commercial Mortgage Backed Obligations	1,178,250	1,252	(37,863)	7,582	—	(35,384)	—	—	1,113,837	(42,760)
Common Stocks	294,158	26,756	37,188	—	44,883	(26,756)	—	—	376,229	21,090
Bank Loans	136,307	10,171	(13,117)	2,946	—	(27,592)	—	—	108,715	(2,654)
Collateralized Loan Obligations	1,227,488	—	84,844	277	4,318	—	—	(1,244,228)	72,699	88,245
Warrants	—	—	1,421	—	—	—	—	—	1,421	—
Foreign Corporate Bonds	1,500	—	(1,500)	—	—	—	—	—	—	(1,500)

Total	$27,739,258	$172,842	$(1,089,435)	$150,771	$6,848,309	$(1,426,062)	$—	$(1,244,228)	$31,151,455	$(930,143)

DoubleLine Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Asset Backed Obligations	$6,941,744	$4	$(1,034,621)	$(876)	$2,953,961	$(346,473)	$—	$—	$8,513,739	$(450,016)
Non-Agency Commercial Mortgage Backed Obligations	1,140,684	—	28,760	12,830	—	—	—	—	1,182,274	28,760

Total	$8,082,428	$4	$(1,005,861)	$11,954	$2,953,961	$(346,473)	$—	$—	$9,696,013	$(421,256)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Total Return Bond Fund	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Repurchase Agreements	$361,062,689	Market Comparables	Market Quotes	$99.66 ($99.66)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$101,472,389	Market Comparables	Market Quotes	$100.00 - $6,197.75 ($5,111.72)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$95,705,855	Market Comparables	Market Quotes	$13.18 - $121.44 ($85.44)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$508,893	Market Comparables	Market Quotes	$26.99 ($26.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$20,368,018	Market Comparables	Market Quotes	$78.63 - $2,065.49 ($276.88)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$9,110,536	Market Comparables	Market Quotes	$97.07 ($97.07)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,113,837	Market Comparables	Market Quotes	$79.87 ($79.87)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$376,229	Market Comparables	Market Quotes	$1.88 - $34.50 ($22.07)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$108,715	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$72,699	Market Comparables	Market Quotes	$26.99 ($26.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Warrants	$1,421	Intrinsic Value	Underlying Equity Price	$0.00 - $0.30 ($0.30)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Enterprise Values	EBITDA Multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$8,513,739	Market Comparables	Market Quotes	$69.65 - $11,331.87 ($2,260.91)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,182,274	Market Comparables	Yields	12.62% (12.62%)	Increase in the yields would have resulted in the decrease in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.